The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (6.5%)
	Alphabet, Inc. (GOOG US), Class C	276,088	$53,246,332
	Alphabet, Inc. (GOOGL US), Class A	266,190	51,081,861
	AT&T, Inc.	15,222,408	417,246,203
# *	Charter Communications, Inc., Class A	210,800	56,781,088
	Comcast Corp., Class A	6,713,435	223,087,445
	Electronic Arts, Inc.	801,959	122,290,728
	Fox Corp. (FOX US), Class B	420,583	21,508,614
	Fox Corp. (FOXA US), Class A	1,001,658	55,852,450
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	99,451
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	122,215
	Interpublic Group of Cos., Inc.	609,073	14,983,196
*	Liberty Broadband Corp. (LBRDA US), Class A	18,498	1,130,783
# *	Liberty Broadband Corp. (LBRDK US), Class C	14,958	917,224
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,540,004
# *	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	23,440,255
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	53,579
#	News Corp. (NWS US), Class B	127,545	4,262,554
	News Corp. (NWSA US), Class A	857,510	25,142,193
#	Omnicom Group, Inc.	58,958	4,247,924
#	Sirius XM Holdings, Inc.	128,139	2,706,296
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	1	$223
	T-Mobile U.S., Inc.	818,712	195,189,128
	Verizon Communications, Inc.	7,721,969	330,191,394
	Walt Disney Co.	1,455,001	173,305,169
*	Warner Bros Discovery, Inc.	1,597,636	21,040,866
TOTAL COMMUNICATION SERVICES			1,801,467,175
CONSUMER DISCRETIONARY — (4.2%)
*	Aptiv PLC	255,132	17,512,260
	Aramark	516,025	21,962,024
	Autoliv, Inc.	116,089	12,949,728
	Best Buy Co., Inc.	207,685	13,511,986
	BorgWarner, Inc.	158,149	5,819,883
*	CarMax, Inc.	168,983	9,566,128
*	Carnival Corp.	1,408,500	41,931,045
*	Deckers Outdoor Corp.	16,832	1,787,053
	Dick's Sporting Goods, Inc.	62,999	13,324,918
	DR Horton, Inc.	756,497	108,058,031
	eBay, Inc.	939,533	86,202,153
*	Flutter Entertainment PLC	124,991	37,779,780
	Ford Motor Co.	13,805,557	152,827,516
	Garmin Ltd.	231,386	50,618,001
	General Motors Co.	4,801,206	256,096,328
	Gentex Corp.	359,656	9,502,112
	Genuine Parts Co.	383,763	49,459,375
#	Hyatt Hotels Corp., Class A	28,063	3,956,041
	Lennar Corp. (LEN US), Class A	789,726	88,591,463
#	Lennar Corp. (LENB US), Class B	19,511	2,091,189
	LKQ Corp.	1,009,968	29,763,757
*	MGM Resorts International	374,963	13,667,401
*	NVR, Inc.	2,116	15,974,721
	Penske Automotive Group, Inc.	84,075	14,074,996
	PulteGroup, Inc.	722,589	81,594,750
	Ralph Lauren Corp.	51,650	15,430,438
	Somnigroup International, Inc.	128,300	9,286,354
*	TopBuild Corp.	2,463	912,369
TOTAL CONSUMER DISCRETIONARY			1,164,251,800

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	6,496	$124,853
	Archer-Daniels-Midland Co.	799,300	43,306,074
	Bunge Global SA	365,951	29,188,252
	Casey's General Stores, Inc.	75,099	39,061,243
	Church & Dwight Co., Inc.	81,948	7,684,264
	Constellation Brands, Inc., Class A	581,782	97,180,865
	Dollar General Corp.	269,749	28,296,670
# *	Dollar Tree, Inc.	676,384	76,803,403
#	General Mills, Inc.	1,917,391	93,913,811
	Hormel Foods Corp.	682,587	19,173,869
	J.M. Smucker Co.	164,995	17,710,563
	Kenvue, Inc.	5,816,472	124,705,160
	Keurig Dr. Pepper, Inc.	2,357,201	76,962,613
	Kraft Heinz Co.	1,391,968	38,223,441
	Kroger Co.	3,155,653	221,211,276
	McCormick & Co., Inc. (MKC US)	287,858	20,331,411
	Molson Coors Beverage Co., Class B	406,079	19,784,169
	Mondelez International, Inc., Class A	2,334,064	150,990,600
*	Performance Food Group Co.	165,608	16,627,043
	Target Corp.	882,070	88,648,035
	Tyson Foods, Inc., Class A	343,971	17,989,683
*	U.S. Foods Holding Corp.	849,861	70,818,917
TOTAL CONSUMER STAPLES			1,298,736,215
ENERGY — (12.7%)
	Baker Hughes Co.	3,621,294	163,139,295
	Chevron Corp.	4,180,148	633,877,643
	ConocoPhillips	2,835,383	270,325,415
	Coterra Energy, Inc.	2,516,478	61,376,898
	Devon Energy Corp.	2,126,023	70,626,484
	Diamondback Energy, Inc.	672,247	99,936,122
	EOG Resources, Inc.	1,655,445	198,686,509
	EQT Corp.	556,426	29,907,897
	Expand Energy Corp.	66,063	6,922,081
	Exxon Mobil Corp.	10,082,590	1,125,620,348
	Halliburton Co.	789,590	17,686,816
	Kinder Morgan, Inc.	5,924,552	166,242,929
	Marathon Petroleum Corp.	1,111,709	189,201,755
#	Occidental Petroleum Corp.	1,478,314	64,957,117
	ONEOK, Inc.	1,009,716	82,907,781
	Ovintiv, Inc.	9,098	374,656
		Shares	Value†
ENERGY — (Continued)
	Permian Resources Corp.	1,479	$20,943
	Phillips 66	488,732	60,397,500
	Schlumberger NV	2,961,780	100,108,164
	TechnipFMC PLC	92,000	3,346,040
	Valero Energy Corp.	752,790	103,365,595
	Williams Cos., Inc.	1,430,701	85,770,525
TOTAL ENERGY			3,534,798,513
FINANCIALS — (24.2%)
	Aflac, Inc.	925,021	91,910,087
#	Allstate Corp.	519,941	105,678,008
	Ally Financial, Inc.	215,127	8,142,557
#	American International Group, Inc.	1,491,849	115,812,238
#	Arch Capital Group Ltd.	894,080	76,944,525
	Bank of America Corp.	4,235,757	200,224,233
	Bank of New York Mellon Corp.	1,630,390	165,403,065
*	Berkshire Hathaway, Inc., Class B	1,313,815	619,963,022
	Blackrock, Inc.	45,735	50,583,367
*	Block, Inc.	149,911	11,582,124
	BOK Financial Corp.	6,114	620,754
	Capital One Financial Corp.	1,049,858	225,719,470
#	Carlyle Group, Inc.	31,843	1,931,596
	Charles Schwab Corp.	405,646	39,643,784
	Chubb Ltd.	614,515	163,485,571
	Cincinnati Financial Corp.	73,896	10,900,399
	Citigroup, Inc.	1,851,370	173,473,369
	Citizens Financial Group, Inc.	645,174	30,787,703
	CME Group, Inc.	58,793	16,360,916
	Corebridge Financial, Inc.	367,179	13,056,885
	Everest Group Ltd.	4,472	1,501,698
	Fidelity National Financial, Inc.	308,280	17,396,240
	Fidelity National Information Services, Inc.	1,929,387	153,212,622
	Fifth Third Bancorp	2,268,007	94,281,051
	First Citizens BancShares, Inc., Class A	15,327	30,573,687
*	Fiserv, Inc.	494,942	68,767,241
	Franklin Resources, Inc.	8,604	206,496
#	Global Payments, Inc.	265,951	21,262,782
	Goldman Sachs Group, Inc.	524,440	379,479,540
	Hartford Insurance Group, Inc.	1,024,261	127,407,826

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	3,956,669	$65,008,072
	Intercontinental Exchange, Inc.	135,887	25,115,994
	Jefferies Financial Group, Inc.	40,953	2,361,350
	JPMorgan Chase & Co.	4,455,737	1,319,967,529
	KeyCorp	2,313,801	41,463,314
	Loews Corp.	347,653	31,476,503
#	M&T Bank Corp.	334,193	63,062,219
*	Markel Group, Inc.	14,247	28,612,108
	MetLife, Inc.	1,770,104	134,439,399
	Morgan Stanley	1,920,722	273,626,056
	Nasdaq, Inc.	31,395	3,020,827
	Northern Trust Corp.	332,299	43,198,870
	Old Republic International Corp.	17,558	635,073
*	PayPal Holdings, Inc.	1,567,655	107,791,958
	PNC Financial Services Group, Inc.	578,982	110,162,905
	Principal Financial Group, Inc.	1,310,318	101,982,050
	Prudential Financial, Inc.	888,982	92,080,756
	Raymond James Financial, Inc.	423,426	70,767,187
	Regions Financial Corp.	1,080,288	27,363,695
	Reinsurance Group of America, Inc.	33,445	6,436,490
	RenaissanceRe Holdings Ltd.	10,134	2,470,061
*	Robinhood Markets, Inc., Class A	73	7,523
	State Street Corp.	691,046	77,224,390
	Synchrony Financial	1,372,362	95,612,461
	T. Rowe Price Group, Inc.	291,092	29,531,283
	Travelers Cos., Inc.	915,147	238,157,855
#	Truist Financial Corp.	2,319,292	101,376,253
#	U.S. Bancorp	2,665,705	119,850,097
	Unum Group	46,438	3,334,713
	W.R. Berkley Corp.	417,688	28,741,111
	Wells Fargo & Co.	5,720,327	461,229,966
	Willis Towers Watson PLC	75,050	23,701,541
TOTAL FINANCIALS			6,746,122,465
HEALTH CARE — (13.8%)
	Abbott Laboratories	2,350,069	296,555,207
	Agilent Technologies, Inc.	231,942	26,629,261
*	Align Technology, Inc.	395	50,959
	Baxter International, Inc.	177,779	3,868,471
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	563,031	$100,360,276
*	Biogen, Inc.	169,325	21,673,600
*	Boston Scientific Corp.	489,752	51,384,780
	Bristol-Myers Squibb Co.	2,288,024	99,094,319
*	Centene Corp.	751,587	19,593,873
*	Charles River Laboratories International, Inc.	2,213	375,413
	Cigna Group	658,301	176,016,521
*	Cooper Cos., Inc.	11,472	810,956
	CVS Health Corp.	2,664,005	165,434,710
	Danaher Corp.	387,025	76,305,849
*	Edwards Lifesciences Corp.	898,221	71,237,908
	Elevance Health, Inc.	423,535	119,894,288
*	Fortrea Holdings, Inc.	111,109	637,766
*	GE HealthCare Technologies, Inc.	1,618,353	115,420,936
	Gilead Sciences, Inc.	1,479,252	166,105,207
# *	Henry Schein, Inc.	90,638	6,131,661
*	Hologic, Inc.	255,459	17,069,770
	Humana, Inc.	285,435	71,321,643
*	Incyte Corp.	110,062	8,242,543
*	IQVIA Holdings, Inc.	279,215	51,894,900
	Johnson & Johnson	3,881,281	639,402,232
	Labcorp Holdings, Inc.	462,095	120,181,668
	Medtronic PLC	2,021,760	182,443,622
	Merck & Co., Inc.	553,424	43,233,483
# *	Moderna, Inc.	31,849	941,456
*	Molina Healthcare, Inc.	114,862	18,133,264
*	Neurocrine Biosciences, Inc.	9,158	1,174,330
	Pfizer, Inc.	9,524,133	221,817,058
#	Quest Diagnostics, Inc.	646,637	108,253,500
	Regeneron Pharmaceuticals, Inc.	127,087	69,320,875
#	Revvity, Inc.	77,786	6,837,389
	Royalty Pharma PLC, Class A	325,624	11,982,963
	STERIS PLC	238,692	54,061,351
*	Tenet Healthcare Corp.	118,843	19,166,999
	Thermo Fisher Scientific, Inc.	453,653	212,164,435
# *	United Therapeutics Corp.	54,488	14,967,854
	UnitedHealth Group, Inc.	1,595,917	398,277,047
	Universal Health Services, Inc., Class B	130,187	21,669,626
	Viatris, Inc.	606,093	5,297,253

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	West Pharmaceutical Services, Inc.	1,104	$264,143
	Zimmer Biomet Holdings, Inc.	455,330	41,730,995
TOTAL HEALTH CARE			3,857,432,360
INDUSTRIALS — (13.5%)
	AECOM	5,881	663,024
*	Amentum Holdings, Inc.	160,820	4,015,675
	AMETEK, Inc.	589,352	108,941,717
*	Builders FirstSource, Inc.	222,735	28,316,301
	Carlisle Cos., Inc.	1,130	400,822
	Carrier Global Corp.	1,469,057	100,806,691
*	Clean Harbors, Inc.	29,177	6,880,228
#	CNH Industrial NV	2,376,868	30,804,209
*	Copart, Inc.	265,495	12,034,888
	CSX Corp.	5,290,677	188,030,661
	Cummins, Inc.	471,456	173,316,655
	Curtiss-Wright Corp.	10,051	4,927,201
	Deere & Co.	513,285	269,151,255
	Delta Air Lines, Inc.	2,785,685	148,226,299
	Dover Corp.	326,599	59,160,143
	Emerson Electric Co.	821,476	119,532,973
	Equifax, Inc.	3,793	911,192
	FedEx Corp.	640,646	143,177,975
	Fortive Corp.	462,000	22,143,660
	Fortune Brands Innovations, Inc.	162,069	8,839,243
#	General Dynamics Corp.	472,813	147,333,259
	Howmet Aerospace, Inc.	1	180
	IDEX Corp.	12,416	2,030,140
	Ingersoll Rand, Inc.	506,571	42,871,104
	Jacobs Solutions, Inc.	206,567	29,305,660
	JB Hunt Transport Services, Inc.	117,094	16,867,391
	Johnson Controls International PLC	1,536,255	161,306,775
	L3Harris Technologies, Inc.	443,494	121,881,021
	Leidos Holdings, Inc.	464,063	74,087,658
	ManpowerGroup, Inc.	2,452	101,145
	Nordson Corp.	5,508	1,179,869
	Norfolk Southern Corp.	675,617	187,821,526
	Northrop Grumman Corp.	291,481	168,070,859
	Oshkosh Corp.	2,394	302,913
#	Otis Worldwide Corp.	231,037	19,797,560
	Owens Corning	168,183	23,449,756
	PACCAR, Inc.	1,838,916	181,611,344
	Parker-Hannifin Corp.	124,774	91,322,091
	Pentair PLC	542,545	55,448,099
	Regal Rexnord Corp.	1,060	162,053
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	112,328	$25,908,453
	RTX Corp.	2,051,769	323,297,241
#	Snap-on, Inc.	278,840	89,560,620
	Southwest Airlines Co.	727,132	22,490,193
	SS&C Technologies Holdings, Inc.	649,981	55,560,376
	Stanley Black & Decker, Inc.	152,348	10,306,342
	Textron, Inc.	236,284	18,375,807
	TransUnion	335,347	31,921,681
# *	U-Haul Holding Co. (UHAL US)	13,737	794,823
	U-Haul Holding Co. (UHAL/B US)	487,761	25,363,572
*	United Airlines Holdings, Inc.	1,381,507	122,000,883
	United Parcel Service, Inc., Class B	253,969	21,881,969
	United Rentals, Inc.	137,819	121,685,908
	Westinghouse Air Brake Technologies Corp.	411,302	78,990,549
	Xylem, Inc.	325,858	47,125,584
TOTAL INDUSTRIALS			3,750,495,216
INFORMATION TECHNOLOGY — (10.6%)
	Accenture PLC, Class A	324,356	86,635,488
*	Advanced Micro Devices, Inc.	1,120,666	197,584,622
	Amdocs Ltd.	259,502	22,151,091
	Analog Devices, Inc.	813,429	182,720,556
	Cisco Systems, Inc.	8,816,508	600,227,865
	Cognizant Technology Solutions Corp., Class A	1,977,727	141,921,689
	Corning, Inc.	3,143,204	198,776,221
#	Entegris, Inc.	28,849	2,263,493
*	F5, Inc.	86,022	26,961,015
# *	First Solar, Inc.	268,395	46,896,658
*	Flex Ltd.	964,578	48,103,505
*	GLOBALFOUNDRIES, Inc.	246,437	9,214,279
	Hewlett Packard Enterprise Co.	4,704,375	97,333,519
	HP, Inc.	465,979	11,556,279
	Intel Corp.	2,599,540	51,470,892
*	Keysight Technologies, Inc.	225,755	37,003,502
	Marvell Technology, Inc.	526,380	42,305,161
	Microchip Technology, Inc.	12,328	833,249
	Micron Technology, Inc.	1,911,377	208,607,686

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	254,607	$54,427,338
*	Okta, Inc.	31,252	3,056,446
*	ON Semiconductor Corp.	1,482,180	83,535,665
*	Qorvo, Inc.	56,258	4,703,169
	QUALCOMM, Inc.	244,400	35,868,144
*	Ralliant Corp.	162,226	7,416,973
	Roper Technologies, Inc.	70,844	38,992,538
	Salesforce, Inc.	1,157,160	298,929,143
*	Sandisk Corp.	221,962	9,526,609
	Skyworks Solutions, Inc.	99,528	6,821,649
	TD SYNNEX Corp.	53,561	7,733,673
	TE Connectivity PLC	1,173,285	241,403,389
*	Teledyne Technologies, Inc.	63,273	34,864,688
*	Trimble, Inc.	302,052	25,339,142
*	Twilio, Inc., Class A	143,650	18,530,850
#	Western Digital Corp.	615,650	48,445,498
*	Zebra Technologies Corp., Class A	25,980	8,807,740
*	Zoom Communications, Inc.	322,219	23,860,317
TOTAL INFORMATION TECHNOLOGY			2,964,829,741
MATERIALS — (7.2%)
	Air Products & Chemicals, Inc.	460,908	132,686,195
#	Albemarle Corp.	59,630	4,045,896
	Amcor PLC	4,266,399	39,890,831
	Ball Corp.	628,173	35,969,186
	Celanese Corp.	48,583	2,537,490
	CF Industries Holdings, Inc.	323,091	29,992,538
	Corteva, Inc.	820,812	59,205,170
	CRH PLC (CRHCF US)	1,592,046	151,960,791
	Crown Holdings, Inc.	16,342	1,623,741
	Dow, Inc.	1,664,034	38,755,352
	DuPont de Nemours, Inc.	488,670	35,135,373
	Eastman Chemical Co.	524,119	38,056,281
	Freeport-McMoRan, Inc.	4,585,868	184,535,328
	International Flavors & Fragrances, Inc.	294,065	20,887,437
#	International Paper Co.	830,228	38,804,857
	Linde PLC	750,671	345,503,834
	LyondellBasell Industries NV, Class A	949,182	54,986,113
		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	144,896	$83,297,812
	Newmont Corp.	3,379,238	209,850,680
	Nucor Corp.	947,627	135,576,995
	Packaging Corp. of America	314,239	60,883,806
	PPG Industries, Inc.	805,852	85,017,386
	Reliance, Inc.	126,395	36,670,981
	RPM International, Inc.	14,106	1,656,185
	Smurfit WestRock PLC	600,958	26,670,516
	Steel Dynamics, Inc.	356,808	45,514,428
	Vulcan Materials Co.	317,510	87,210,472
#	Westlake Corp.	188,100	14,916,330
TOTAL MATERIALS			2,001,842,004
REAL ESTATE — (0.6%)
*	CBRE Group, Inc., Class A	754,017	117,430,608
*	CoStar Group, Inc.	261,257	24,869,054
*	Jones Lang LaSalle, Inc.	42,096	11,381,074
*	Zillow Group, Inc. (Z US), Class C	194,438	15,467,543
*	Zillow Group, Inc. (ZG US), Class A	40,662	3,120,808
TOTAL REAL ESTATE			172,269,087
TOTAL COMMON STOCKS Cost ($18,303,452,757)			27,292,244,576

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	266,250,143	266,250,143
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	25,871,855	299,259,743
TOTAL INVESTMENTS — (100.0%)
(Cost $18,868,962,422)^^			$27,857,754,462

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

The U.S. Large Cap Value Series
CONTINUED
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2025, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	666	09/19/25	$208,863,379	$212,262,525	$3,399,146
Total Futures Contracts			$208,863,379	$212,262,525	$3,399,146
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,801,467,175	—	—	$1,801,467,175
Consumer Discretionary	1,164,251,800	—	—	1,164,251,800
Consumer Staples	1,298,736,215	—	—	1,298,736,215
Energy	3,534,798,513	—	—	3,534,798,513
Financials	6,746,122,465	—	—	6,746,122,465
Health Care	3,857,432,360	—	—	3,857,432,360
Industrials	3,750,495,216	—	—	3,750,495,216
Information Technology	2,964,829,741	—	—	2,964,829,741
Materials	2,001,842,004	—	—	2,001,842,004
Real Estate	172,269,087	—	—	172,269,087
Temporary Cash Investments	266,250,143	—	—	266,250,143
Securities Lending Collateral	—	$299,259,743	—	299,259,743
Total Investments in Securities	$27,558,494,719	$299,259,743	—	$27,857,754,462
Financial Instruments
Assets
Futures Contracts**	3,399,146	—	—	3,399,146
Total Financial Instruments	$3,399,146	—	—	$3,399,146
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (5.7%)
#	Ampol Ltd.	149,749	$2,618,189
	Ansell Ltd.	19,794	378,950
	ANZ Group Holdings Ltd.	3,720,839	73,015,873
	Aurizon Holdings Ltd.	6,022,520	12,501,709
	Bank of Queensland Ltd.	96,445	469,864
	Bendigo & Adelaide Bank Ltd.	1,005,936	7,880,761
	BlueScope Steel Ltd.	2,726,750	41,338,320
	Challenger Ltd.	613,751	3,225,635
	Cleanaway Waste Management Ltd.	4,386,180	8,083,377
	Dyno Nobel Ltd.	4,245,410	7,983,338
#	Endeavour Group Ltd.	2,034,071	5,326,590
	Evolution Mining Ltd.	5,352,558	24,224,174
	Fortescue Ltd.	1,134,665	12,837,890
	Harvey Norman Holdings Ltd.	2,396,161	8,884,578
	National Australia Bank Ltd.	4,696,624	116,554,444
	Northern Star Resources Ltd.	1,216,186	12,083,206
	Orica Ltd.	1,865,299	25,472,629
	Origin Energy Ltd.	3,452,895	25,820,096
	QBE Insurance Group Ltd.	2,057,129	30,515,896
	Ramsay Health Care Ltd.	28,510	705,756
	Rio Tinto Ltd.	763,407	54,291,917
*	Sandfire Resources Ltd.	117,279	789,003
	Santos Ltd.	11,610,298	58,421,700
	Sonic Healthcare Ltd.	1,850,605	32,679,538
	South32 Ltd. (S32 AU)	12,702,062	23,753,357
	Suncorp Group Ltd.	2,725,857	36,539,465
	TPG Telecom Ltd.	497,533	1,764,743
	Treasury Wine Estates Ltd.	466,461	2,255,631
	Westpac Banking Corp.	5,237,352	113,075,097
#	Whitehaven Coal Ltd.	3,239,434	13,285,883
	Woodside Energy Group Ltd. (WDS AU)	3,128,505	52,941,741
	Worley Ltd.	713,928	6,075,586
#	Yancoal Australia Ltd.	1,425,521	5,757,317
TOTAL AUSTRALIA			821,552,253
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	12,666,896
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	231,442	$11,786,964
TOTAL AUSTRIA			24,453,860
BELGIUM — (0.8%)
	Ageas SA	464,958	31,613,548
	Anheuser-Busch InBev SA (ABI BB)	505,746	29,076,679
	KBC Group NV	462,193	48,208,523
	Solvay SA	24,139	756,338
	Syensqo SA	110,564	8,762,840
TOTAL BELGIUM			118,417,928
CANADA — (10.8%)
	Agnico Eagle Mines Ltd. (AEM US)	205,041	25,498,899
	AltaGas Ltd.	450,341	13,296,370
	ARC Resources Ltd.	161,122	3,145,460
	Bank of Montreal (BMO CN)	1,808	199,564
	Bank of Montreal (BMO US)	1,308,032	144,459,054
	Bank of Nova Scotia (BNS CN)	503,391	28,006,937
#	Bank of Nova Scotia (BNS US)	1,310,049	72,851,825
#	Barrick Mining Corp. (ABX CN)	42,338	893,755
	Barrick Mining Corp. (B US)	5,834,200	123,218,304
	Brookfield Wealth Solutions Ltd.	678	45,379
#	Canadian Imperial Bank of Commerce (CM CN)	1,726,071	123,363,749
	Canadian Imperial Bank of Commerce (CM US)	496,982	35,504,394
#	Canadian Tire Corp. Ltd., Class A	89,089	11,932,114
	Cenovus Energy, Inc. (CVE US)	3,605,430	54,910,699
	Endeavour Mining PLC	1,086	32,605
	Fairfax Financial Holdings Ltd.	49,150	86,933,353
*	First Quantum Minerals Ltd.	1,335,542	22,448,592
	iA Financial Corp., Inc.	326,753	31,984,346
	IGM Financial, Inc.	87,856	2,909,089
	Imperial Oil Ltd. (IMO US)	509	42,486

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (K CN)	4,190,714	$67,052,634
	Kinross Gold Corp. (KGC US)	428,096	6,849,536
	Lundin Mining Corp.	2,686,540	27,435,437
#	Magna International, Inc. (MGA US)	238,239	9,767,799
	Manulife Financial Corp. (MFC CN)	450,447	13,936,679
	Manulife Financial Corp. (MFC US)	2,232,521	69,118,850
	MEG Energy Corp.	3	59
	Nutrien Ltd. (NTR US)	1,718,813	101,959,975
	Onex Corp.	2,647	215,336
#	Pan American Silver Corp. (PAAS US)	391,886	10,588,760
	Pembina Pipeline Corp. (PBA US)	82,054	3,051,588
	Pembina Pipeline Corp. (PPL CN)	43,946	1,633,386
	Saputo, Inc.	234,097	4,909,684
	Suncor Energy, Inc. (SU CN)	840,913	33,166,803
	Suncor Energy, Inc. (SU US)	2,343,254	92,464,803
	Teck Resources Ltd. (TECK US), Class B	1,857,253	60,286,432
	Teck Resources Ltd. (TECKB CN), Class B	83	2,691
	Toronto-Dominion Bank (TD CN)	308,375	22,460,454
	Toronto-Dominion Bank (TD US)	2,264,467	165,034,355
	Tourmaline Oil Corp.	1,501,610	63,907,290
	West Fraser Timber Co. Ltd. (WFG CN)	110,985	7,694,298
#	Whitecap Resources, Inc.	548,309	4,139,226
TOTAL CANADA			1,547,353,049
DENMARK — (2.5%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	5,374	10,544,696
	AP Moller - Maersk AS (MAERSKB DC), Class B	7,804	15,411,036
#	Carlsberg AS, Class B	291,587	36,351,332
#	Coloplast AS, Class B	284,184	25,955,097
	Danske Bank AS	945,349	37,503,387
# *	Demant AS	154,481	5,852,913
	DSV AS	390,713	87,552,884
*	Genmab AS (GMAB DC)	61,585	13,259,092
	Novonesis Novozymes B, Class B	925,882	59,902,263
		Shares	Value»
DENMARK — (Continued)
	Pandora AS	137,198	$22,650,783
	Rockwool AS, Class A	910	40,060
	Rockwool AS, Class B	199,803	8,755,490
#	Tryg AS	543,181	13,102,566
	Vestas Wind Systems AS	1,073,958	19,608,422
TOTAL DENMARK			356,490,021
FINLAND — (0.6%)
#	Fortum OYJ	150,950	2,769,287
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	5,430,700
	Nokia OYJ (NOKIA FH)	11,259,244	45,885,309
	Nordea Bank Abp (NDA FH)	4,019	58,644
	Nordea Bank Abp (NDA SS)	1,599,631	23,355,737
	UPM-Kymmene OYJ	158,870	4,117,555
TOTAL FINLAND			81,617,232
FRANCE — (10.1%)
*	Alstom SA	128,122	3,005,271
Ω	Amundi SA	67,754	5,007,051
	BNP Paribas SA	1,245,833	113,592,845
	Bollore SE	1,793,750	10,346,456
	Bouygues SA	917,705	37,787,892
*	Canal & SA	546,690	1,739,987
	Capgemini SE	20,877	3,108,091
	Carrefour SA	884,831	12,680,517
	Cie de Saint-Gobain SA	1,674,762	192,123,838
	Cie Generale des Etablissements Michelin SCA	2,740,740	97,505,851
	Credit Agricole SA	1,088,951	20,041,613
	Eiffage SA	284,086	38,134,398
	Engie SA	6,255,134	140,604,246
	Louis Hachette Group	13,401	24,970
	Orange SA (ORA FP)	7,115,039	108,227,295
	Pernod Ricard SA	144,147	14,813,799
	Publicis Groupe SA (PUB FP)	330,272	30,180,815
	Renault SA	797,299	29,500,683
	Rexel SA	489,711	14,801,235
	Sanofi SA (SAN FP)	1,175,373	105,513,972
	Societe Generale SA	2,007,247	128,119,575
	STMicroelectronics NV (STM US)	121,506	3,089,898
	TotalEnergies SE (TTE FP)	5,829,143	346,632,689
	Vivendi SE	546,690	2,072,392
TOTAL FRANCE			1,458,655,379
GERMANY — (8.1%)
	BASF SE	2,734,828	134,032,211
	Bayer AG	1,113,733	34,639,013

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Bayerische Motoren Werke AG	725,332	$69,016,342
	Brenntag SE	37,187	2,307,048
	Commerzbank AG	2,905,209	105,940,808
	Continental AG	317,280	27,099,064
*	Covestro AG	486,865	32,995,383
#	Daimler Truck Holding AG	1,927,219	93,750,066
	Deutsche Bank AG (DB US)	1,042,151	34,370,140
	Deutsche Bank AG (DBK GR)	2,533,328	83,439,019
	Deutsche Lufthansa AG	524,114	4,494,189
	Deutsche Post AG	1,994,487	89,364,399
Ω	DWS Group GmbH & Co. KGaA	36,632	2,193,670
	E.ON SE	5,107,987	93,186,197
	Evonik Industries AG	142,442	2,828,622
	Fresenius Medical Care AG (FME GR)	328,999	16,687,295
	Fresenius SE & Co. KGaA	565,563	26,994,678
# Ω	Hapag-Lloyd AG	12,764	1,842,382
	Heidelberg Materials AG	492,262	113,562,130
	Henkel AG & Co. KGaA	152,716	10,859,681
	Infineon Technologies AG (IFX GR)	23,844	936,667
	Mercedes-Benz Group AG	2,103,162	119,081,553
	Merck KGaA	64,584	8,071,991
	RWE AG	956,880	39,256,176
*	Talanx AG	65,949	8,741,345
	Volkswagen AG	73,128	7,798,668
TOTAL GERMANY			1,163,488,737
HONG KONG — (1.3%)
	BOC Hong Kong Holdings Ltd.	7,678,000	34,476,173
# Ω	Budweiser Brewing Co. APAC Ltd.	1,364,100	1,431,954
	Cathay Pacific Airways Ltd.	7,060,999	10,494,874
	CK Asset Holdings Ltd.	1,502,303	6,883,850
	CK Hutchison Holdings Ltd.	4,680,984	30,468,531
	CK Infrastructure Holdings Ltd.	206,000	1,450,855
	Galaxy Entertainment Group Ltd.	1,408,000	6,866,341
#	Henderson Land Development Co. Ltd.	1,134,485	3,969,875
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong & China Gas Co. Ltd.	603,000	$538,216
#	MTR Corp. Ltd.	1,129,433	4,062,874
	Sino Land Co. Ltd.	4,782,656	5,512,963
	Sun Hung Kai Properties Ltd.	1,853,420	22,013,933
#	Swire Pacific Ltd. (19 HK), Class A	1,337,500	12,090,109
	Swire Pacific Ltd. (87 HK), Class B	2,772,500	4,355,755
Ω	WH Group Ltd.	34,638,196	34,677,613
#	Xinyi Glass Holdings Ltd.	1,133,337	1,168,232
TOTAL HONG KONG			180,462,148
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	8,485,466
	Bank of Ireland Group PLC	1,531,862	20,542,222
TOTAL IRELAND			29,027,688
ISRAEL — (1.0%)
	Bank Hapoalim BM	1,744,949	32,723,151
	Bank Leumi Le-Israel BM	2,824,004	52,240,617
	Clal Insurance Enterprises Holdings Ltd.	232,209	11,133,050
	Delek Group Ltd.	39,719	8,066,394
*	Equital Ltd.	2,843	123,364
	Harel Insurance Investments & Financial Services Ltd.	345,286	10,408,907
	ICL Group Ltd.	60,978	379,887
	Israel Discount Bank Ltd., Class A	3,035,053	29,025,820
	Kenon Holdings Ltd.	4,134	196,634
	Migdal Insurance & Financial Holdings Ltd.	1,344,878	4,104,372
	Phoenix Financial Ltd.	45,853	1,562,353
TOTAL ISRAEL			149,964,549
ITALY — (2.1%)
	Banco BPM SpA	2,118,518	27,017,774
#	BPER Banca SpA	85,983	846,117
	Eni SpA (ENI IM)	5,909,771	100,864,030
	Intesa Sanpaolo SpA	342,767	2,065,260
	Mediobanca Banca di Credito Finanziario SpA	10,331	227,451
	Stellantis NV (STLA US)	208,034	1,849,422
	Stellantis NV (STLAM IM)	3,193,828	28,185,862

The DFA International Value Series
CONTINUED
	Shares	Value»
ITALY — (Continued)
Tenaris SA (TS US), ADR	269,495	$9,416,155
UniCredit SpA	1,708,898	125,730,046
TOTAL ITALY		296,202,117
JAPAN — (20.5%)
Acom Co. Ltd.	217,600	629,283
AGC, Inc.	699,000	21,036,175
Air Water, Inc.	356,186	5,261,828
Aisin Corp.	1,850,200	25,569,779
Alfresa Holdings Corp.	145,499	2,112,062
ALSOK Co. Ltd.	18,700	130,257
Amada Co. Ltd.	1,065,300	12,012,243
Asahi Group Holdings Ltd.	4,550,743	57,731,085
Asahi Kasei Corp.	3,762,935	26,181,575
Bridgestone Corp.	825,300	33,383,523
Brother Industries Ltd.	752,500	12,804,421
Canon Marketing Japan, Inc.	139,900	5,054,345
Chiba Bank Ltd.	1,064,000	9,917,230
Coca-Cola Bottlers Japan Holdings, Inc.	140,178	2,143,370
COMSYS Holdings Corp.	105,199	2,411,671
Concordia Financial Group Ltd.	1,803,900	11,962,072
Cosmo Energy Holdings Co. Ltd.	273,700	12,147,511
Credit Saison Co. Ltd.	502,392	13,254,870
Dai Nippon Printing Co. Ltd.	537,300	8,274,129
Daicel Corp.	435,800	3,748,783
Dai-ichi Life Holdings, Inc.	5,520,888	43,682,273
Daiwa House Industry Co. Ltd.	1,057,400	34,958,607
Daiwa Securities Group, Inc.	1,359,888	9,467,339
Denso Corp.	2,333,100	31,654,144
Dentsu Group, Inc.	79,800	1,573,703
ENEOS Holdings, Inc.	10,279,603	53,953,859
Fuji Media Holdings, Inc.	97,100	2,288,989
FUJIFILM Holdings Corp.	1,079,500	22,391,231
Fukuoka Financial Group, Inc.	260,600	7,105,789
Fuyo General Lease Co. Ltd.	103,800	2,803,905
Gunma Bank Ltd.	260,300	2,437,431
Hachijuni Bank Ltd.	651,143	5,858,106
Hakuhodo DY Holdings, Inc.	385,499	3,033,659
Hankyu Hanshin Holdings, Inc.	629,500	16,405,805
Haseko Corp.	682,372	10,151,534
		Shares	Value»
JAPAN — (Continued)
	Hitachi Construction Machinery Co. Ltd.	324,999	$9,412,623
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	105,003,283
#	Hulic Co. Ltd.	90,700	865,070
	Idemitsu Kosan Co. Ltd.	3,113,310	20,014,259
	Iida Group Holdings Co. Ltd.	267,151	3,747,016
	Inpex Corp.	3,332,383	47,448,972
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,133,425
	Isuzu Motors Ltd.	1,933,200	24,775,909
	Iwatani Corp.	246,200	2,589,626
	Iyogin Holdings, Inc.	184,600	2,145,131
	J Front Retailing Co. Ltd.	828,217	11,164,166
	Japan Airlines Co. Ltd.	295,000	5,857,958
	Japan Post Bank Co. Ltd.	141,100	1,574,859
	Japan Post Holdings Co. Ltd.	739,510	6,848,356
	Japan Post Insurance Co. Ltd.	146,400	3,748,514
	JFE Holdings, Inc.	1,584,060	18,332,419
	JTEKT Corp.	160,371	1,385,904
	Kajima Corp.	437,300	10,954,650
	Kamigumi Co. Ltd.	315,700	8,872,261
	Kandenko Co. Ltd.	18,700	442,984
#	Kawasaki Kisen Kaisha Ltd.	693,700	9,799,823
	Kinden Corp.	141,700	4,461,665
	Kobe Steel Ltd.	920,577	10,114,469
	Koito Manufacturing Co. Ltd.	356,501	4,558,519
	Komatsu Ltd.	510,500	16,447,229
	Kubota Corp. (6326 JP)	2,206,520	24,744,460
	Kuraray Co. Ltd.	1,303,291	16,113,199
	Kyocera Corp.	1,058,100	12,490,200
	Kyoto Financial Group, Inc.	454,716	8,226,149
	Kyushu Financial Group, Inc.	402,700	2,056,524
	Lixil Corp.	525,085	6,083,172
	LY Corp.	1,624,800	5,938,911
	Marubeni Corp.	598,300	12,249,435
	Mazda Motor Corp.	1,493,756	8,957,307
	Mebuki Financial Group, Inc.	1,565,010	8,485,578
	Medipal Holdings Corp.	285,450	4,726,361
	MEIJI Holdings Co. Ltd.	499,200	10,094,312
	Minebea Mitsumi, Inc.	290,100	4,565,702
	Mitsubishi Chemical Group Corp.	3,718,447	20,253,533
	Mitsubishi Corp.	996,400	19,652,372

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	819,600	$18,434,637
	Mitsubishi Estate Co. Ltd.	1,171,441	21,932,204
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,577,336
	Mitsubishi HC Capital, Inc.	2,941,000	21,738,781
	Mitsubishi Logistics Corp.	530,500	4,534,921
#	Mitsubishi Motors Corp.	1,653,445	4,344,720
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	10,050,950	138,529,918
	Mitsui & Co. Ltd. (8031 JP)	777,864	15,834,697
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	7,521,310
	Mitsui Chemicals, Inc.	797,260	17,797,372
	Mitsui Fudosan Co. Ltd.	1,778,200	15,894,084
#	Mitsui OSK Lines Ltd.	793,900	26,684,796
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	71,633,189
	MS&AD Insurance Group Holdings, Inc.	994,859	21,256,221
	NGK Insulators Ltd.	693,000	8,773,542
	NH Foods Ltd.	272,867	9,167,338
	NHK Spring Co. Ltd.	274,000	3,085,144
	Nikon Corp.	273,500	2,656,148
	Nippon Electric Glass Co. Ltd.	28,199	754,784
	Nippon Express Holdings, Inc.	925,869	20,338,508
#	Nippon Steel Corp.	1,338,293	25,772,864
	Nippon Television Holdings, Inc.	56,400	1,219,818
	Nippon Yusen KK	1,107,000	38,822,236
# *	Nissan Motor Co. Ltd.	3,482,679	7,384,322
	Nisshin Seifun Group, Inc.	425,256	4,929,490
	Niterra Co. Ltd.	373,000	12,858,686
	NOK Corp.	164,265	2,492,414
	Nomura Holdings, Inc. (8604 JP)	5,112,302	33,773,378
	Nomura Real Estate Holdings, Inc.	2,836,500	15,718,787
	Obayashi Corp.	420,882	6,197,596
	Oji Holdings Corp.	3,428,000	16,707,583
	Omron Corp.	62,352	1,607,107
	Ono Pharmaceutical Co. Ltd.	702,595	7,856,958
		Shares	Value»
JAPAN — (Continued)
	Open House Group Co. Ltd.	122,500	$5,417,001
	ORIX Corp. (8591 JP)	1,961,300	44,056,765
	Panasonic Holdings Corp.	4,415,799	41,770,448
	Resona Holdings, Inc.	4,095,139	37,282,152
	Resonac Holdings Corp.	742,924	17,865,936
	Ricoh Co. Ltd.	1,720,800	15,088,816
	Rinnai Corp.	46,600	1,150,178
	Rohm Co. Ltd.	282,165	3,550,727
	SBI Holdings, Inc.	443,699	16,482,470
	Seiko Epson Corp.	774,300	9,824,554
	Seino Holdings Co. Ltd.	411,100	6,252,740
	Sekisui Chemical Co. Ltd.	447,100	7,755,003
#	Sekisui House Ltd.	1,475,900	30,959,691
	Seven & i Holdings Co. Ltd.	1,687,600	22,247,956
	Shimamura Co. Ltd.	55,600	4,025,803
	Shimizu Corp.	194,826	2,158,275
	Shizuoka Financial Group, Inc.	745,600	8,819,093
	SoftBank Group Corp.	1,720,400	131,367,909
	Sojitz Corp.	655,840	15,608,902
	Stanley Electric Co. Ltd.	456,100	8,601,819
	Subaru Corp.	1,980,284	36,428,930
#	SUMCO Corp.	518,073	4,051,745
	Sumitomo Chemical Co. Ltd.	1,234,388	3,087,315
	Sumitomo Corp.	1,500,200	38,344,741
	Sumitomo Electric Industries Ltd.	2,995,700	74,337,358
	Sumitomo Forestry Co. Ltd.	1,795,800	18,039,967
	Sumitomo Heavy Industries Ltd.	313,223	6,936,805
	Sumitomo Metal Mining Co. Ltd.	204,664	4,501,645
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	138,716,023
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	28,615,680
	Sumitomo Realty & Development Co. Ltd.	909,400	33,219,624
	Sumitomo Rubber Industries Ltd.	706,155	8,070,977
	Suntory Beverage & Food Ltd.	35,300	1,065,909
	Suzuken Co. Ltd.	117,500	4,441,168
	Suzuki Motor Corp.	2,035,300	22,363,007
	T&D Holdings, Inc.	63,200	1,543,263

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Cement Corp.	330,146	$8,067,730
#	Takashimaya Co. Ltd.	764,024	5,904,537
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,781,871	76,417,391
	TBS Holdings, Inc.	65,400	2,151,276
	Tokyo Century Corp.	487,500	5,579,313
	Tokyo Tatemono Co. Ltd.	870,300	14,564,352
	Tokyu Fudosan Holdings Corp.	2,665,000	18,792,659
	TOPPAN Holdings, Inc.	587,100	15,821,303
	Toray Industries, Inc.	2,424,400	16,582,546
	Tosoh Corp.	958,800	14,434,188
	TOTO Ltd.	118,300	3,011,468
	Toyo Seikan Group Holdings Ltd.	385,349	7,980,884
	Toyo Tire Corp.	346,166	7,332,160
	Toyoda Gosei Co. Ltd.	173,000	3,650,997
	Toyota Boshoku Corp.	203,800	2,896,101
	Toyota Industries Corp.	158,900	16,991,587
	Toyota Motor Corp. (7203 JP)	8,744,638	155,546,138
#	Toyota Motor Corp. (TM US), Sponsored ADR	68,764	12,306,693
	Toyota Tsusho Corp.	1,509,900	34,604,396
	Yamada Holdings Co. Ltd.	530,328	1,616,292
	Yamaguchi Financial Group, Inc.	157,706	1,785,040
	Yamaha Corp.	28,000	201,799
	Yamaha Motor Co. Ltd.	3,260,100	23,579,719
	Yamato Holdings Co. Ltd.	300,600	4,346,431
	Yamato Kogyo Co. Ltd.	72,400	4,062,621
	Yokohama Rubber Co. Ltd.	564,500	16,140,130
TOTAL JAPAN			2,954,117,926
NETHERLANDS — (4.3%)
Ω	ABN AMRO Bank NV	682,217	19,721,825
	Aegon Ltd. (AGN NA)	2,863,375	20,463,189
	Akzo Nobel NV	354,520	22,264,326
	ArcelorMittal SA (MT NA)	317,689	9,904,316
#	ArcelorMittal SA (MT US)	640,003	20,243,298
	ASR Nederland NV	614,474	40,815,766
	Coca-Cola Europacific Partners PLC	96,373	9,458,504
	HAL Trust	5,035	714,456
	Havas NV	546,690	878,162
		Shares	Value»
NETHERLANDS — (Continued)
	Heineken NV	602,507	$47,291,772
	ING Groep NV (INGA NA)	4,971,616	115,865,635
	JDE Peet's NV	113,610	3,369,112
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	158,130,281
	Koninklijke KPN NV	7,233,183	32,314,231
#	Koninklijke Philips NV (PHG US)	630,121	16,509,170
#	Koninklijke Philips NV (PHIA NA)	917,643	23,964,550
	NN Group NV	951,548	64,073,053
	Prosus NV (PRX NA)	106,735	6,097,316
TOTAL NETHERLANDS			612,078,962
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,831,442	12,561,539
	Chorus Ltd. (CNU NZ)	34,188	175,427
*	Fletcher Building Ltd. (FBU NZ)	1,880,481	3,354,618
	Fonterra Co-Operative Group Ltd.	293,628	1,208,223
#	Infratil Ltd.	460,455	3,144,034
	Mercury NZ Ltd.	556,603	2,028,147
#	Meridian Energy Ltd.	175,868	591,247
	Summerset Group Holdings Ltd.	156,142	1,051,342
TOTAL NEW ZEALAND			24,114,577
NORWAY — (0.8%)
	Aker BP ASA	622,602	14,977,695
	Austevoll Seafood ASA	156,937	1,444,150
# Ω	Bw Lpg Ltd.	7,614	101,723
# Ω	BW LPG Ltd.	280,178	3,724,603
# *	Cadeler AS (CADLR NO)	42,109	221,673
#	DNB Bank ASA	1,058,098	26,769,597
	Equinor ASA	891,941	22,911,796
	Golden Ocean Group Ltd.	111,131	917,059
	Hafnia Ltd.	292,039	1,604,925
#	Leroy Seafood Group ASA	24,093	109,601
	Norsk Hydro ASA	2,197,036	13,021,812
	Sparebank 1 Oestlandet	1,244	23,182
	SpareBank 1 Sor-Norge ASA	354,504	6,208,940
	Stolt-Nielsen Ltd.	115,466	3,378,802
	Subsea 7 SA	573,605	11,115,871
	TGS ASA	38,453	282,508
	Wallenius Wilhelmsen ASA	540,692	4,837,128

The DFA International Value Series
CONTINUED
	Shares	Value»
NORWAY — (Continued)
Wilh Wilhelmsen Holding ASA, Class A	10,461	$482,735
Yara International ASA	150,692	5,570,652
TOTAL NORWAY		117,704,452
PORTUGAL — (0.1%)
EDP Renovaveis SA	326,297	3,830,958
Galp Energia SGPS SA	454,681	8,682,240
TOTAL PORTUGAL		12,513,198
SINGAPORE — (1.0%)
CapitaLand Investment Ltd.	2,461,400	5,242,295
City Developments Ltd.	131,500	622,544
Genting Singapore Ltd.	4,677,000	2,638,218
Hongkong Land Holdings Ltd.	1,354,700	8,183,378
# Jardine Cycle & Carriage Ltd.	218,200	4,418,507
Keppel Ltd.	5,705,800	37,069,652
Oversea-Chinese Banking Corp. Ltd.	1,793,200	23,238,362
Seatrium Ltd.	3,882,814	6,748,178
Singapore Airlines Ltd.	390,500	2,039,645
United Overseas Bank Ltd.	1,606,700	44,638,524
UOL Group Ltd.	974,274	5,150,199
Wilmar International Ltd.	4,242,600	9,602,516
TOTAL SINGAPORE		149,592,018
SOUTH AFRICA — (0.0%)
* Valterra Platinum Ltd.	62,109	2,772,419
SPAIN — (3.5%)
Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	5,196,536	86,669,157
Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	3,697
Banco de Sabadell SA	862,269	3,182,549
Banco Santander SA (SAN SM)	32,206,048	276,675,127
CaixaBank SA	7,948,554	74,782,422
Mapfre SA	282,299	1,149,685
Repsol SA (REP SM)	4,193,907	63,586,974
TOTAL SPAIN		506,049,611
		Shares	Value»
SWEDEN — (2.2%)
*	Asmodee Group AB, Class B	7,331	$92,324
	Billerud Aktiebolag	380,371	3,229,624
*	Boliden AB	994,756	30,448,708
	Bure Equity AB	74,784	2,207,721
	Essity AB (ESSITYB SS), Class B	1,066,654	26,301,031
	Getinge AB, Class B	217,928	4,301,521
	Hexagon AB, Class B	1,217,939	13,382,810
	Hexpol AB	152,651	1,314,476
	Holmen AB (HOLMA SS), Class A	5,562	204,367
	Holmen AB (HOLMB SS), Class B	176,174	6,547,791
	Husqvarna AB (HUSQB SS), Class B	539,616	2,922,616
	Loomis AB	311,174	12,303,602
	Pandox AB	118,934	2,116,817
	Peab AB, Class B	2,404	18,079
	Securitas AB, Class B	1,090,191	16,179,889
* Ω	Sinch AB	17,862	61,319
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	51,361,923
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	256,317
	Skanska AB, Class B	735,929	17,166,642
#	SKF AB (SKFB SS), Class B	1,216,239	28,329,172
	SSAB AB (SSABA SS), Class A	564,486	3,255,191
#	SSAB AB (SSABB SS), Class B	1,830,262	10,344,038
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	434,213
	Svenska Cellulosa AB SCA (SCAB SS), Class B	603,227	7,565,159
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	16,421,127
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	793,571
	Swedbank AB, Class A	1,001,439	26,666,344
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	385,660
#	Telia Co. AB	4,570,592	16,142,006
	Trelleborg AB, Class B	526,013	19,112,568
	Vitrolife AB	10,747	157,927

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
# *	Volvo Car AB, Class B	916,701	$1,753,112
TOTAL SWEDEN			321,777,665
SWITZERLAND — (9.0%)
	Alcon AG	598,395	52,448,372
	Baloise Holding AG	100,891	24,180,031
	Banque Cantonale Vaudoise	12,011	1,389,964
	Cie Financiere Richemont SA, Class A	697,933	113,955,834
	DSM-Firmenich AG	174,413	16,757,506
	Helvetia Holding AG	16,236	3,904,457
	Holcim AG (HOLN SW)	1,323,271	105,530,756
	Julius Baer Group Ltd.	495,321	33,515,532
	Lonza Group AG	98,153	68,409,587
	Novartis AG (NOVN SW)	1,103,303	125,651,918
	Novartis AG (NVS US), Sponsored ADR	274,150	31,181,821
	Sandoz Group AG (SDZ SW)	305,284	17,458,865
	Sandoz Group AG (SDZNY US), ADR	275,714	15,718,455
	Swiss Life Holding AG	87,340	90,466,558
	Swiss Prime Site AG	93,913	12,988,985
	Swiss Re AG	702,212	125,696,901
	Swisscom AG	94,854	65,907,815
# *	UBS Group AG (UBS US)	102,122	3,812,192
	UBS Group AG (UBSG SW)	4,284,505	159,229,375
	Zurich Insurance Group AG	326,832	222,934,130
TOTAL SWITZERLAND			1,291,139,054
UNITED KINGDOM — (12.5%)
	Anglo American PLC	782,382	22,014,737
	Associated British Foods PLC	225,802	6,538,207
	Barclays PLC (BARC LN)	7,305,202	35,707,960
	Barclays PLC (BCS US), Sponsored ADR	1,405,162	27,569,278
	Barratt Redrow PLC	2,000,314	9,850,446
	BP PLC (BP LN)	7,962,719	42,682,402
	BP PLC (BP US), Sponsored ADR	2,810,520	90,358,218
	British American Tobacco PLC (BATS LN)	2,418,176	129,559,404
		Shares	Value»
UNITED KINGDOM — (Continued)
#	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	$8,596,047
	BT Group PLC	30,893,447	84,371,130
	Centrica PLC	2,587,352	5,624,263
	Glencore PLC	12,424,778	49,864,630
	HSBC Holdings PLC (HSBA LN)	11,272,844	137,336,729
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	130,554,226
	J Sainsbury PLC	4,830,183	19,313,932
	Kingfisher PLC	6,401,753	22,763,375
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	145,489,558
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	7,784,921
	NatWest Group PLC (NWG LN)	16,850,471	116,968,821
#	NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,017,020
#	Pearson PLC (PSO US), Sponsored ADR	268,160	3,815,917
	Shell PLC (SHEL LN)	307,658	11,055,106
	Shell PLC (SHEL US), ADR	8,154,062	588,804,817
	Standard Chartered PLC	3,879,521	69,548,013
	Vodafone Group PLC (VOD LN)	26,112,206	28,310,768
TOTAL UNITED KINGDOM			1,800,499,925
UNITED STATES — (0.7%)
*	Amrize Ltd.	1,323,271	66,892,591
# *	Flutter Entertainment PLC	2,096	634,664
#	International Paper Co.	543,750	26,982,263
	Smurfit WestRock PLC	15,884	704,932
TOTAL UNITED STATES			95,214,450
TOTAL COMMON STOCKS			14,115,259,218
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 5.636%	130,148	11,378,240
	Henkel AG & Co. KGaA, 3.029%	371,723	28,644,638

The DFA International Value Series
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG, 6.912%	337,836	$35,326,059
TOTAL GERMANY		75,348,937
TOTAL INVESTMENT SECURITIES (Cost $9,419,317,346)		14,190,608,155

			Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	16,597,196	191,979,770
TOTAL INVESTMENTS — (100.0%)
(Cost $9,611,296,650)^^			$14,382,587,925

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has
been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	430	09/19/25	$135,152,589	$137,046,375	$1,893,786
Total Futures Contracts			$135,152,589	$137,046,375	$1,893,786
As of July 31, 2025, the value of Rule 144A securities amounted to $68,762,140 or 0.5% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$821,552,253	—	$821,552,253
Austria	—	24,453,860	—	24,453,860
Belgium	—	118,417,928	—	118,417,928
Canada	$1,547,353,049	—	—	1,547,353,049
Denmark	—	356,490,021	—	356,490,021
Finland	5,430,700	76,186,532	—	81,617,232
France	3,089,898	1,455,565,481	—	1,458,655,379
Germany	34,370,140	1,129,118,597	—	1,163,488,737
Hong Kong	—	180,462,148	—	180,462,148
Ireland	—	29,027,688	—	29,027,688
Israel	—	149,964,549	—	149,964,549
Italy	11,265,577	284,936,540	—	296,202,117
Japan	19,828,003	2,934,289,923	—	2,954,117,926
Netherlands	36,752,468	575,326,494	—	612,078,962
New Zealand	—	24,114,577	—	24,114,577
Norway	101,723	117,602,729	—	117,704,452
Portugal	—	12,513,198	—	12,513,198

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$149,592,018	—	$149,592,018
South Africa	$2,772,419	—	—	2,772,419
Spain	3,697	506,045,914	—	506,049,611
Sweden	—	321,777,665	—	321,777,665
Switzerland	59,449,818	1,231,689,236	—	1,291,139,054
United Kingdom	863,500,444	936,999,481	—	1,800,499,925
United States	67,597,523	27,616,927	—	95,214,450
Preferred Stocks
Germany	—	75,348,937	—	75,348,937
Securities Lending Collateral	—	191,979,770	—	191,979,770
Total Investments in Securities	$2,651,515,459	$11,731,072,466	—	$14,382,587,925
Financial Instruments
Assets
Futures Contracts**	1,893,786	—	—	1,893,786
Total Financial Instruments	$1,893,786	—	—	$1,893,786
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (2.7%)
#	Ambev SA (ABEV US), ADR	1,643,290	$3,582,372
*	Ambipar Participacoes e Empreendimentos SA	23,763	555,335
	B3 SA - Brasil Bolsa Balcao	2,288,594	5,141,576
	Banco Bradesco SA (BBDC3 BZ)	396,506	948,858
	Banco BTG Pactual SA	303,139	2,118,354
	Banco do Brasil SA	762,709	2,683,317
	Banco Santander Brasil SA	906,488	4,278,643
	BB Seguridade Participacoes SA	482,026	2,900,997
	BRF SA	446,400	1,598,400
	Caixa Seguridade Participacoes SA	220,195	541,881
	Centrais Eletricas Brasileiras SA	792,590	5,351,828
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	131,581	2,536,882
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	4,321,143
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	855,942
	Cia Paranaense de Energia - Copel	638,097	1,258,064
	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	148,596
	Cia Paranaense de Energia - Copel, ADR	4,349	33,922
	CPFL Energia SA	173,333	1,173,497
	Embraer SA (EMBR3 BZ)	148,600	2,140,543
	Embraer SA (ERJ US), Sponsored ADR	92,800	5,343,424
	Energisa SA	302,121	2,463,563
*	Eneva SA	594,511	1,428,003
		Shares	Value»
BRAZIL — (Continued)
	Engie Brasil Energia SA	188,376	$1,343,296
	Equatorial Energia SA	873,086	5,312,220
	Gerdau SA, Sponsored ADR	391,948	1,160,166
	Grupo Mateus SA	55,200	72,259
*	JBS NV, BDR	324,487	4,455,680
	Klabin SA	989,280	3,286,087
	Localiza Rent a Car SA	540,727	3,344,086
	Marfrig Global Foods SA	37,800	143,787
	Motiva Infraestrutura de Mobilidade SA	794,987	1,747,692
	Neoenergia SA	217,042	950,023
	Petroleo Brasileiro SA - Petrobras	2,899,815	18,534,414
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	1,816,227
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	249,953	2,904,454
	Porto Seguro SA	177,474	1,644,619
*	PRIO SA	727,421	5,480,778
	Raia Drogasil SA	916,409	2,204,468
Ω	Rede D'Or Sao Luiz SA	202,956	1,177,964
	Rumo SA	588,690	1,738,878
	Suzano SA (SUZB3 BZ)	675,986	6,295,626
	Telefonica Brasil SA (VIVT3 BZ)	528,210	2,969,533
	TIM SA	694,600	2,568,986
	TOTVS SA	242,944	1,892,078
	Ultrapar Participacoes SA (UGPA3 BZ)	192,438	590,076
	Vale SA (VALE US), Sponsored ADR	537,780	5,125,048
	Vale SA (VALE3 BZ)	2,199,528	20,999,320
	Vibra Energia SA	865,087	3,276,780
	WEG SA	556,211	3,686,187
TOTAL BRAZIL			156,125,872
CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	126,527	3,456,725

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	58,492	$2,321,374
	Banco Santander Chile (BSAC US), ADR	83,901	1,930,562
	Banco Santander Chile (BSAN CI)	2,033,985	117,487
	Cencosud SA	800,255	2,410,778
	Cencosud Shopping SA	415,840	812,346
	Cia Sud Americana de Vapores SA	1,353,564	68,401
	Colbun SA	1,131,334	167,477
	Embotelladora Andina SA, ADR, Class B	5,680	130,186
	Empresas CMPC SA	1,050,656	1,480,042
	Empresas Copec SA	273,600	1,811,322
	Enel Americas SA (ENELAM CI)	6,890,001	687,151
	Enel Chile SA (ENELCHIL CI)	21,696,351	1,389,748
	Falabella SA	319,372	1,592,575
	Latam Airlines Group SA	70,535,429	1,542,539
	Latam Airlines Group SA, ADR	19,271	836,169
	Plaza SA	436,470	922,115
# *	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	71,013	2,609,728
TOTAL CHILE			24,286,725
CHINA — (25.9%)
	360 Security Technology, Inc., Class A	89,600	140,463
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	323,822
	Accelink Technologies Co. Ltd., Class A	36,900	265,227
*	ADAMA Ltd., Class A	40,900	40,469
*	Addsino Co. Ltd., Class A	68,000	76,870
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	91,914
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	33,000	$60,889
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	157,435
	AECC Aviation Power Co. Ltd., Class A	79,700	469,045
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	131,827
	Agricultural Bank of China Ltd., Class H	12,844,000	8,414,311
	Aier Eye Hospital Group Co. Ltd., Class A	272,581	485,498
*	Air China Ltd., Class H	1,822,000	1,213,833
	Aisino Corp., Class A	136,900	174,954
* Ω	Akeso, Inc.	11,000	214,490
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	60,805,102
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	468,034	56,458,941
# *	Alibaba Health Information Technology Ltd.	650,000	403,090
	All Winner Technology Co. Ltd., Class A	11,700	64,588
	Aluminum Corp. of China Ltd., Class H	4,888,000	3,863,311
*	Amlogic Shanghai Co. Ltd., Class A	18,181	181,952
	An Hui Wenergy Co. Ltd., Class A	135,218	133,579
	Andon Health Co. Ltd., Class A	20,600	110,978
	Angel Yeast Co. Ltd., Class A	49,800	237,438
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	200,548
	Anhui Conch Cement Co. Ltd., Class H	985,500	2,853,150
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	432,708

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Heli Co. Ltd., Class A	64,900	$160,217
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	38,100	94,917
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	92,100	632,369
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	155,377
	Anhui Jinhe Industrial Co. Ltd., Class A	35,300	110,036
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	215,689
	Anhui Xinhua Media Co. Ltd., Class A	65,500	61,679
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	216,427
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	302,025
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,754	161,015
	Anjoy Foods Group Co. Ltd., Class A	13,800	141,419
	Anker Innovations Technology Co. Ltd., Class A	24,180	415,147
	ANTA Sports Products Ltd.	1,243,200	14,269,554
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	170,527
	APT Medical, Inc., Class A	8,179	322,870
	Arcsoft Corp. Ltd., Class A	11,355	77,626
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	177,122
*	ASR Microelectronics Co. Ltd., Class A	16,813	205,491
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	205,789
	Autel Intelligent Technology Corp. Ltd., Class A	33,752	162,768
		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	28,600	$158,006
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	874,191
	Avicopter PLC, Class A	32,004	175,876
*	Baidu, Inc. (9888 HK), Class A	1,799,650	19,690,572
*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	201,398
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	151,015
	Bank of Beijing Co. Ltd., Class A	880,308	789,153
	Bank of Changsha Co. Ltd., Class A	328,284	450,554
	Bank of Chengdu Co. Ltd., Class A	338,750	869,178
	Bank of China Ltd., Class H	32,691,181	18,869,783
	Bank of Communications Co. Ltd., Class H	5,191,515	4,676,867
	Bank of Guiyang Co. Ltd., Class A	181,323	160,909
	Bank of Hangzhou Co. Ltd., Class A	356,304	794,256
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,816,128
	Bank of Nanjing Co. Ltd., Class A	454,780	725,391
	Bank of Ningbo Co. Ltd., Class A	274,842	1,063,381
	Bank of Shanghai Co. Ltd., Class A	573,383	815,129
	Bank of Suzhou Co. Ltd., Class A	341,360	404,953
	Bank of Xi'an Co. Ltd., Class A	147,800	78,836
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	30,500	36,834
	Baoji Titanium Industry Co. Ltd., Class A	29,300	125,744
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	837,011
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	142,931
	Beibuwan Port Co. Ltd., Class A	96,100	108,979

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	11,400	$43,286
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	20,481
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	111,779
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	269,683
*	Beijing Compass Technology Development Co. Ltd., Class A	29,145	357,864
	Beijing Dabeinong Technology Group Co. Ltd., Class A	51,761	29,710
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	67,662
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	117,554
*	Beijing eGOVA Co. Ltd., Class A	21,300	51,642
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	65,540
	Beijing Enlight Media Co. Ltd., Class A	107,306	294,185
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,736	93,564
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	138,159
	Beijing Kingsoft Office Software, Inc., Class A	7,538	327,288
	Beijing New Building Materials PLC, Class A	97,003	351,354
	Beijing Originwater Technology Co. Ltd., Class A	255,149	163,823
	Beijing Roborock Technology Co. Ltd., Class A	6,122	146,907
		Shares	Value»
CHINA — (Continued)
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	$71,117
	Beijing Shougang Co. Ltd., Class A	373,100	216,615
	Beijing Sifang Automation Co. Ltd., Class A	46,600	109,614
	Beijing Sinnet Technology Co. Ltd., Class A	91,088	183,714
	Beijing Tiantan Biological Products Corp. Ltd., Class A	59,363	165,160
	Beijing Tong Ren Tang Co. Ltd., Class A	37,800	189,040
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	214,517
	Beijing United Information Technology Co. Ltd., Class A	55,486	182,936
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	33,002
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,280	75,398
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	318,952
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	98,895
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,823,600	1,366,959
*	Beiqi Foton Motor Co. Ltd., Class A	456,800	170,462
*	Bengang Steel Plates Co. Ltd., Class A	44,500	23,449
*	BeOne Medicines Ltd.	184,600	4,196,772
# *	BeOne Medicines Ltd. (BGNE US), ADR	1,761	530,290

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bethel Automotive Safety Systems Co. Ltd., Class A	26,740	$174,554
	Betta Pharmaceuticals Co. Ltd., Class A	4,806	42,904
# *	Bilibili, Inc., Class Z	72,020	1,647,751
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	9,770	70,339
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	47,221
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	102,680	98,851
	Bluestar Adisseo Co., Class A	64,100	88,226
	BOC International China Co. Ltd., Class A	114,700	242,399
	BOE Technology Group Co. Ltd., Class A	2,350,252	1,318,007
*	Bohai Leasing Co. Ltd., Class A	526,300	254,498
	Bright Dairy & Food Co. Ltd., Class A	98,800	117,102
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	202,299
	BTG Hotels Group Co. Ltd., Class A	31,000	59,872
#	BYD Co. Ltd., Class H	1,601,657	23,385,552
	BYD Electronic International Co. Ltd.	55,500	230,935
	Caitong Securities Co. Ltd., Class A	214,590	240,994
	Canmax Technologies Co. Ltd., Class A	40,470	111,871
	Castech, Inc., Class A	21,000	114,040
	Cathay Biotech, Inc., Class A	16,902	112,773
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	120,835
	CECEP Solar Energy Co. Ltd., Class A	221,400	138,952
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	536,160	$223,447
	Central China Land Media Co. Ltd., Class A	65,400	116,590
*	CETC Chips Technology, Inc., Class A	38,100	65,538
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	84,805
	CETC Digital Technology Co. Ltd., Class A	27,800	98,369
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	80,852
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,207,449
*	Changchun High-Tech Industry Group Co. Ltd., Class A	15,300	223,774
	Changjiang Publishing & Media Co. Ltd., Class A	29,100	38,096
	Changjiang Securities Co. Ltd., Class A	255,570	261,185
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	182,639
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	342,056
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	264,496
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	158,151
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	371,798
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	196,054
	China Baoan Group Co. Ltd., Class A	144,734	182,628
	China CITIC Bank Corp. Ltd., Class H	6,640,928	6,170,228

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Coal Energy Co. Ltd., Class H	3,180,777	$3,908,245
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	42,800,590	43,776,580
	China CSSC Holdings Ltd., Class A	82,717	394,207
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	577,200
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	900,219
	China Everbright Bank Co. Ltd., Class H	1,954,000	918,213
	China Film Group Co. Ltd., Class A	54,000	99,576
*	China First Heavy Industries Co. Ltd., Class A	235,100	93,933
	China Galaxy Securities Co. Ltd., Class H	3,763,500	5,086,033
	China Great Wall Securities Co. Ltd., Class A	65,000	79,499
*	China Greatwall Technology Group Co. Ltd., Class A	44,900	93,993
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	26,100	31,288
	China Hainan Rubber Industry Group Co. Ltd., Class A	147,500	100,381
#	China Hongqiao Group Ltd.	3,314,000	8,741,986
Ω	China International Capital Corp. Ltd., Class H	1,285,600	3,264,444
	China Jushi Co. Ltd., Class A	302,698	520,408
	China Kings Resources Group Co. Ltd., Class A	48,020	104,929
	China Life Insurance Co. Ltd., Class H	2,686,000	7,758,805
		Shares	Value»
CHINA — (Continued)
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	$2,624,969
	China Meheco Group Co. Ltd., Class A	93,831	143,752
	China Mengniu Dairy Co. Ltd.	539,000	1,121,667
	China Merchants Bank Co. Ltd., Class H	3,045,554	19,763,034
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	510,633
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	230,718
	China Merchants Property Operation & Service Co. Ltd., Class A	65,100	111,755
Ω	China Merchants Securities Co. Ltd., Class H	422,060	872,492
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	324,824
	China Minsheng Banking Corp. Ltd., Class H	5,179,600	3,117,542
	China National Accord Medicines Corp. Ltd., Class A	38,600	136,507
	China National Chemical Engineering Co. Ltd., Class A	283,200	314,089
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	128,654
	China National Medicines Corp. Ltd., Class A	48,400	197,845
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,306,967
*	China National Software & Service Co. Ltd., Class A	7,300	47,910

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	$695,484
	China Overseas Land & Investment Ltd.	2,963,500	5,125,370
	China Pacific Insurance Group Co. Ltd., Class H	2,247,200	9,050,409
	China Petroleum & Chemical Corp., Class H	14,548,800	8,537,560
	China Petroleum Engineering Corp., Class A	172,500	82,290
	China Publishing & Media Co. Ltd., Class A	92,100	86,160
	China Railway Group Ltd., Class H	2,964,000	1,491,281
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	209,687
	China Railway Materials Co. Ltd., Class A	245,800	91,072
*	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	108,139
	China Resources Beer Holdings Co. Ltd.	1,746,611	5,807,291
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	121,371
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	238,764
	China Resources Land Ltd.	3,023,666	11,087,684
	China Resources Microelectronics Ltd., Class A	18,429	119,072
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	2,975,789
#	China Resources Power Holdings Co. Ltd.	1,792,517	4,442,016
		Shares	Value»
CHINA — (Continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	74,964	$326,082
	China Science Publishing & Media Ltd., Class A	20,500	56,233
#	China Shenhua Energy Co. Ltd., Class H	2,542,000	11,017,406
	China South Publishing & Media Group Co. Ltd., Class A	128,000	228,455
# *	China Southern Airlines Co. Ltd., Class H	2,084,000	959,070
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	69,217
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	37,463
	China Southern Power Grid Technology Co. Ltd., Class A	10,287	47,204
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,380,095
	China State Construction International Holdings Ltd.	140,000	214,479
# Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	502,922
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	13,400	120,770
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,189,680
*	China TransInfo Technology Co. Ltd., Class A	92,200	136,511

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	$128,068
*	China Vanke Co. Ltd., Class H	1,754,120	1,112,964
	China Wafer Level CSP Co. Ltd., Class A	22,700	89,261
	China World Trade Center Co. Ltd., Class A	34,000	96,425
	China XD Electric Co. Ltd., Class A	121,000	110,072
	China Yangtze Power Co. Ltd., Class A	756,147	2,927,676
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	164,265
	China Zheshang Bank Co. Ltd., Class H	2,185,499	768,002
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	111,788
	Chongqing Brewery Co. Ltd., Class A	27,100	207,961
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	529,806
	Chongqing Department Store Co. Ltd., Class A	26,200	106,275
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	134,234
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	128,192
*	Chongqing Qianli Technology Co. Ltd., Class A	119,500	136,018
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	2,008,233
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	133,400	157,036
	Chongqing Zhifei Biological Products Co. Ltd., Class A	30,179	100,457
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	$181,285
#	Chow Tai Fook Jewellery Group Ltd.	1,880,000	3,139,771
	Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	168,608
*	CITIC Heavy Industries Co. Ltd., Class A	226,600	146,282
	CITIC Ltd.	3,238,000	4,857,561
	CITIC Securities Co. Ltd., Class H	1,014,300	3,563,837
	CMOC Group Ltd., Class H	3,870,966	4,394,061
	CMST Development Co. Ltd., Class A	132,100	107,962
	CNGR Advanced Material Co. Ltd., Class A	43,300	202,467
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	163,735	95,155
	CNOOC Energy Technology & Services Ltd., Class A	655,100	368,943
*	COFCO Biotechnology Co. Ltd., Class A	102,913	83,659
	COFCO Capital Holdings Co. Ltd., Class A	57,700	97,974
	COFCO Sugar Holding Co. Ltd., Class A	173,300	235,662
*	COL Group Co. Ltd., Class A	15,600	57,772
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	8,673,914
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,786,774
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	150,266
	CRRC Corp. Ltd., Class H	2,592,000	1,796,146
Ω	CSC Financial Co. Ltd., Class H	627,500	1,002,965

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	$260,463
	CSPC Pharmaceutical Group Ltd.	5,913,200	7,431,677
	CSSC Science & Technology Co. Ltd., Class A	65,900	115,373
	Dajin Heavy Industry Co. Ltd., Class A	27,500	121,875
	Daqin Railway Co. Ltd., Class A	577,460	524,519
	DBG Technology Co. Ltd., Class A	25,500	97,258
	Deppon Logistics Co. Ltd., Class A	61,400	132,634
	DHC Software Co. Ltd., Class A	118,900	152,778
	Digital China Group Co. Ltd., Class A	55,900	320,493
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	305,748
	Dongfang Electronics Co. Ltd., Class A	58,600	83,308
	DongFeng Automobile Co. Ltd., Class A	82,400	81,746
	Dongguan Development Holdings Co. Ltd., Class A	47,800	73,078
	Dongxing Securities Co. Ltd., Class A	154,418	238,716
	Double Medical Technology, Inc., Class A	5,700	34,994
	East Money Information Co. Ltd., Class A	396,373	1,275,511
	Eastern Communications Co. Ltd., Class A	30,500	46,450
*	Easyhome New Retail Group Co. Ltd., Class A	405,300	167,073
	Ecovacs Robotics Co. Ltd., Class A	18,200	201,092
	Edifier Technology Co. Ltd., Class A	47,900	87,267
	Electric Connector Technology Co. Ltd., Class A	19,200	129,516
	ENN Energy Holdings Ltd.	405,800	3,307,276
		Shares	Value»
CHINA — (Continued)
	ENN Natural Gas Co. Ltd., Class A	186,700	$478,244
	Eoptolink Technology, Inc. Ltd., Class A	14,140	368,133
	Espressif Systems Shanghai Co. Ltd., Class A	2,027	45,452
*	Estun Automation Co. Ltd., Class A	50,100	145,707
	Eve Energy Co. Ltd., Class A	70,305	431,112
Ω	Everbright Securities Co. Ltd., Class H	165,200	220,053
	Explosive Co. Ltd., Class A	48,437	93,983
	Eyebright Medical Technology Beijing Co. Ltd., Class A	8,856	94,963
	Fangda Carbon New Material Co. Ltd., Class A	186,124	123,743
	Far East Smarter Energy Co. Ltd., Class A	63,000	48,402
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	165,801
	FAW Jiefang Group Co. Ltd., Class A	68,400	66,086
	FESCO Group Co. Ltd., Class A	32,900	95,898
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	190,268
	First Capital Securities Co. Ltd., Class A	102,400	105,076
	Focus Media Information Technology Co. Ltd., Class A	609,997	634,708
	Foryou Corp., Class A	27,600	113,472
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	111,067	591,044
	Founder Securities Co. Ltd., Class A	240,300	270,446
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	2,394,477
	Fujian Boss Software Development Co. Ltd., Class A	25,100	53,037

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Funeng Co. Ltd., Class A	185,070	$242,979
	Fujian Kuncai Material Technology Co. Ltd., Class A	17,000	45,702
	Fujian Star-net Communication Co. Ltd., Class A	19,000	69,982
	Fujian Sunner Development Co. Ltd., Class A	38,180	84,543
	Fulin Precision Co. Ltd., Class A	30,660	53,255
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,172,899
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	143,157
	Gansu Energy Chemical Co. Ltd., Class A	457,700	157,529
	Gaona Aero Material Co. Ltd., Class A	48,100	115,901
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	221,460
*	GCL System Integration Technology Co. Ltd., Class A	195,100	69,569
	GD Power Development Co. Ltd., Class A	672,300	427,858
	Geely Automobile Holdings Ltd.	6,114,000	13,713,810
	GEM Co. Ltd., Class A	272,276	243,596
	Geovis Technology Co. Ltd., Class A	22,022	111,423
	GEPIC Energy Development Co. Ltd., Class A	89,900	81,666
	GF Securities Co. Ltd., Class H	905,400	1,976,851
	Giant Network Group Co. Ltd., Class A	119,200	392,151
*	GigaDevice Semiconductor, Inc., Class A	18,674	313,171
	Ginlong Technologies Co. Ltd., Class A	31,325	246,549
	Glarun Technology Co. Ltd., Class A	69,600	292,498
		Shares	Value»
CHINA — (Continued)
	GoerTek, Inc., Class A	169,200	$537,683
	Goke Microelectronics Co. Ltd., Class A	7,300	84,674
	Goneo Group Co. Ltd., Class A	34,948	228,806
	Gotion High-tech Co. Ltd., Class A	51,100	207,166
	Grandblue Environment Co. Ltd., Class A	44,300	164,599
*	Grandjoy Holdings Group Co. Ltd., Class A	206,500	86,444
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,779,545
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	1,113,397
	GRG Banking Equipment Co. Ltd., Class A	102,500	188,130
	Guangdong Advertising Group Co. Ltd., Class A	63,600	69,486
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	89,704
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	147,179
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	75,635
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	135,537
	Guangdong Haid Group Co. Ltd., Class A	91,500	717,736
	Guangdong HEC Technology Holding Co. Ltd., Class A	89,700	184,394
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	262,308
	Guangdong Marubi Biotechnology Co. Ltd., Class A	3,200	17,691

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	$264,975
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	33,200	67,971
	Guanghui Energy Co. Ltd., Class A	439,400	330,468
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	91,550
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	58,725
	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	167,807
	Guangzhou Development Group, Inc., Class A	118,500	104,488
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	59,595
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	176,934
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	15,501	66,356
	Guangzhou Port Co. Ltd., Class A	103,900	47,599
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,000	53,452
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	246,448
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	210,017
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	135,186
		Shares	Value»
CHINA — (Continued)
	Guizhou Chanhen Chemical Corp., Class A	32,800	$112,028
	Guocheng Mining Co. Ltd., Class A	31,700	61,088
	Guosen Securities Co. Ltd., Class A	186,700	343,615
*	Guosheng Financial Holding, Inc., Class A	141,700	299,801
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,824,301
	Guoyuan Securities Co. Ltd., Class A	208,440	245,773
	H World Group Ltd. (1179 HK)	787,200	2,457,009
#	H World Group Ltd. (HTHT US), ADR	86,463	2,699,375
Ω	Haidilao International Holding Ltd.	302,000	535,354
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	828,673
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,756,927
*	Hainan Haide Capital Management Co. Ltd., Class A	86,500	78,241
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	127,785
	Hainan Mining Co. Ltd., Class A	98,900	108,767
	Hainan Strait Shipping Co. Ltd., Class A	139,000	156,946
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	203,030
	Hangcha Group Co. Ltd., Class A	103,180	302,927
*	Hangjin Technology Co. Ltd., Class A	27,400	82,790
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	163,200	226,057
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	78,749
	Hangzhou First Applied Material Co. Ltd., Class A	4,229	8,581

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou GreatStar Industrial Co. Ltd.	103,300	$444,858
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	65,748
*	Hangzhou Iron & Steel Co., Class A	198,300	244,400
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	107,202
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	173,384
	Hangzhou Robam Appliances Co. Ltd., Class A	29,621	78,432
	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	87,284
	Han's Laser Technology Industry Group Co. Ltd., Class A	21,917	82,002
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	3,935,579
	Haohua Chemical Science & Technology Co. Ltd., Class A	28,200	100,445
	Harbin Boshi Automation Co. Ltd., Class A	57,200	128,690
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	65,518
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	165,631
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	238,027
	Heilongjiang Agriculture Co. Ltd., Class A	82,805	172,312
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	28,500	51,575
	Henan Lingrui Pharmaceutical Co., Class A	7,827	24,722
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	147,330
		Shares	Value»
CHINA — (Continued)
	Henan Pinggao Electric Co. Ltd., Class A	47,700	$103,776
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	595,979
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	581,827
*	Henan Zhongfu Industry Co. Ltd., Class A	245,000	155,989
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	220,088
	Hengli Petrochemical Co. Ltd., Class A	402,600	863,516
	Hengtong Optic-electric Co. Ltd., Class A	133,000	293,904
	Hengyi Petrochemical Co. Ltd., Class A	102,088	84,887
	Hesteel Co. Ltd., Class A	712,353	237,252
	Hexing Electrical Co. Ltd., Class A	18,500	68,689
	Hisense Visual Technology Co. Ltd., Class A	44,700	141,077
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	646,782
	HLA Group Corp. Ltd., Class A	198,600	187,962
	Hongfa Technology Co. Ltd., Class A	8,400	28,594
	Hongta Securities Co. Ltd., Class A	97,320	117,005
	Hoshine Silicon Industry Co. Ltd., Class A	24,200	176,900
# Ω	Hua Hong Semiconductor Ltd.	34,000	175,054
	Huaan Securities Co. Ltd., Class A	345,700	290,528
	Huada Automotive Technology Corp. Ltd., Class A	21,100	105,612
	Huadian Power International Corp. Ltd., Class H	222,000	119,515

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huadong Medicine Co. Ltd., Class A	98,400	$606,422
	Huafon Chemical Co. Ltd., Class A	294,683	307,048
	Huagong Tech Co. Ltd., Class A	30,400	212,572
	Huaibei Mining Holdings Co. Ltd., Class A	229,900	392,237
	Huaihe Energy Group Co. Ltd., Class A	260,900	127,648
	Hualan Biological Engineering, Inc., Class A	18,500	42,607
	Huaming Power Equipment Co. Ltd., Class A	47,800	116,756
	Huaneng Power International, Inc., Class H	3,914,000	2,656,922
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,537,712
	Huaxi Securities Co. Ltd., Class A	175,000	243,357
	Huaxia Bank Co. Ltd., Class A	644,456	711,765
	Huayu Automotive Systems Co. Ltd., Class A	147,200	358,891
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	11,055
*	Hubei Dinglong Co. Ltd., Class A	44,900	176,567
	Hubei Energy Group Co. Ltd., Class A	227,983	144,770
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	248,198
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	70,048	261,093
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	272,445
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	148,329
	Huizhou Desay Sv Automotive Co. Ltd., Class A	20,000	281,548
	Humanwell Healthcare Group Co. Ltd., Class A	94,300	285,399
	Hunan Gold Corp. Ltd., Class A	61,880	152,599
	Shares	Value»
CHINA — (Continued)
Hunan Valin Steel Co. Ltd., Class A	497,400	$390,811
Hundsun Technologies, Inc., Class A	59,229	296,628
IEIT Systems Co. Ltd., Class A	50,084	386,603
Iflytek Co. Ltd., Class A	66,700	451,075
IKD Co. Ltd., Class A	77,400	185,940
Imeik Technology Development Co. Ltd., Class A	4,160	106,956
Industrial & Commercial Bank of China Ltd., Class H	28,097,185	21,528,758
Industrial Bank Co. Ltd., Class A	918,539	2,886,916
Industrial Securities Co. Ltd., Class A	270,848	244,441
INESA Intelligent Tech, Inc., Class A	38,400	118,264
Infore Environment Technology Group Co. Ltd., Class A	233,424	215,064
Ingenic Semiconductor Co. Ltd., Class A	13,600	125,513
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	517,710
Inner Mongolia Berun Chemical Co. Ltd., Class A	328,100	262,651
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	285,000	796,911
Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	160,407
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	481,803	356,831
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	127,300	309,124
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	246,200	937,220

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# * Ω	Innovent Biologics, Inc.	463,500	$5,737,249
	Intco Medical Technology Co. Ltd., Class A	24,200	115,241
	iRay Group, Class A	8,561	101,425
*	IRICO Display Devices Co. Ltd., Class A	274,400	234,034
*	JA Solar Technology Co. Ltd., Class A	221,504	339,723
	Jafron Biomedical Co. Ltd., Class A	44,300	145,253
	Jason Furniture Hangzhou Co. Ltd., Class A	42,680	150,373
	JCET Group Co. Ltd., Class A	100,900	489,976
	JCHX Mining Management Co. Ltd., Class A	43,000	282,006
* Ω	JD Health International, Inc.	829,900	5,306,743
* Ω	JD Logistics, Inc.	2,312,000	4,006,736
	JD.com, Inc. (9618 HK), Class A	1,650,871	26,020,918
#	JD.com, Inc. (JD US), ADR	116,630	3,672,679
	Jiangling Motors Corp. Ltd., Class A	32,100	94,183
	Jiangsu Azure Corp., Class A	37,700	75,392
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	156,290
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	292,384
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	179,040	221,940
	Jiangsu Expressway Co. Ltd., Class H	620,000	760,242
	Jiangsu Financial Leasing Co. Ltd., Class A	154,600	124,205
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	101,351
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	91,364
		Shares	Value»
CHINA — (Continued)
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	$73,906
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	497,446
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	88,675	775,046
*	Jiangsu Hoperun Software Co. Ltd., Class A	25,000	183,509
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	64,868
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	154,360
	Jiangsu King's Luck Brewery JSC Ltd., Class A	67,812	370,233
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	132,954
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	141,662
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	201,543
	Jiangsu Pacific Quartz Co. Ltd., Class A	11,352	55,098
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	239,916
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	101,600	136,973
	Jiangsu Shagang Co. Ltd., Class A	69,200	57,115
	Jiangsu Shemar Electric Co. Ltd., Class A	6,900	27,199
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	154,089
	Jiangsu Yanghe Distillery Co. Ltd., Class A	55,990	524,465

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	$263,345
Jiangsu Yoke Technology Co. Ltd., Class A	18,462	141,232
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	288,996
Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	306,865
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	169,800	70,736
Jiangxi Copper Co. Ltd., Class H	147,000	293,813
Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	108,016
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	98,310
Jiangzhong Pharmaceutical Co. Ltd., Class A	35,000	106,308
Jiayou International Logistics Co. Ltd., Class A	107,996	166,428
Jihua Group Corp. Ltd., Class A	243,400	136,891
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	221,469
Jilin Electric Power Co. Ltd., Class A	153,400	109,847
Jinduicheng Molybdenum Co. Ltd., Class A	238,600	426,288
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	254,927
JiuGui Liquor Co. Ltd., Class A	8,800	57,409
Jizhong Energy Resources Co. Ltd., Class A	238,300	197,556
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	119,555	210,655
		Shares	Value»
CHINA — (Continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	246,325	$183,316
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,300	73,894
	JSTI Group, Class A	57,800	77,029
	Juneyao Airlines Co. Ltd., Class A	206,240	350,297
	Keboda Technology Co. Ltd., Class A	11,400	82,125
	Keda Industrial Group Co. Ltd., Class A	105,200	155,135
	Kehua Data Co. Ltd., Class A	32,100	187,833
	KingClean Electric Co. Ltd., Class A	18,500	59,104
	Kingfa Sci & Tech Co. Ltd., Class A	156,100	273,347
	Kingnet Network Co. Ltd., Class A	141,300	359,555
	Kingsemi Co. Ltd., Class A	4,797	75,881
	Konfoong Materials International Co. Ltd., Class A	7,400	71,037
* Ω	Kuaishou Technology	2,338,900	22,837,139
	Kuang-Chi Technologies Co. Ltd., Class A	48,900	277,032
	Kunlun Energy Co. Ltd.	2,342,000	2,256,167
*	Kunlun Tech Co. Ltd., Class A	28,500	141,826
	Kunshan Huguang Auto Harness Co. Ltd., Class A	10,200	46,578
	Kweichow Moutai Co. Ltd., Class A	48,093	9,488,246
	Lakala Payment Co. Ltd., Class A	36,800	136,919
	Lao Feng Xiang Co. Ltd., Class A	27,700	181,062
	Laobaixing Pharmacy Chain JSC, Class A	36,200	98,121
	LB Group Co. Ltd., Class A	145,900	345,103
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	57,678
	Lenovo Group Ltd.	9,715,278	12,457,406

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lens Technology Co. Ltd., Class A	200,200	$631,241
	Leo Group Co. Ltd., Class A	305,600	162,578
	Levima Advanced Materials Corp., Class A	6,500	14,346
	Leyard Optoelectronic Co. Ltd., Class A	143,200	119,738
*	Li Auto, Inc. (2015 HK), Class A	694,200	9,088,262
# *	Li Auto, Inc. (LI US), ADR	105,301	2,748,356
	Liaoning Cheng Da Co. Ltd., Class A	71,400	117,018
	Lingyi iTech Guangdong Co., Class A	280,018	348,184
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	9,300	23,173
	Loncin Motor Co. Ltd., Class A	111,200	185,682
Ω	Longfor Group Holdings Ltd.	187,500	233,373
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	394,441
	Longshine Technology Group Co. Ltd., Class A	57,600	162,502
	Luenmei Quantum Co. Ltd., Class A	87,700	73,123
	Luxi Chemical Group Co. Ltd., Class A	151,900	244,992
	Luxshare Precision Industry Co. Ltd., Class A	277,124	1,402,380
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,416,670
	Mango Excellent Media Co. Ltd., Class A	67,592	206,506
	Maxscend Microelectronics Co. Ltd., Class A	8,600	88,553
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,900	35,174
	Meihua Holdings Group Co. Ltd., Class A	226,400	353,844
		Shares	Value»
CHINA — (Continued)
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	167,657	$118,939
* Ω	Meituan, Class B	2,832,640	43,700,664
	Metallurgical Corp. of China Ltd., Class H	752,000	162,800
	Micro-Tech Nanjing Co. Ltd., Class A	2,560	29,408
	Midea Group Co. Ltd., Class A	274,401	2,671,660
	Ming Yang Smart Energy Group Ltd., Class A	59,404	91,512
	Minmetals Capital Co. Ltd., Class A	164,400	136,468
	Montage Technology Co. Ltd., Class A	11,001	129,519
	Muyuan Foods Co. Ltd., Class A	224,357	1,443,492
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	423,251
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	44,846	73,612
	Nanjing Securities Co. Ltd., Class A	124,700	142,423
*	Nanjing Tanker Corp., Class A	382,500	151,317
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	170,606
	NARI Technology Co. Ltd., Class A	299,642	910,896
	National Silicon Industry Group Co. Ltd., Class A	100,256	258,320
	NAURA Technology Group Co. Ltd., Class A	20,250	940,511
*	NavInfo Co. Ltd., Class A	56,250	65,500
	NBTM New Materials Group Co. Ltd., Class A	23,900	79,294
	NetEase, Inc. (9999 HK)	618,100	16,158,518
	NetEase, Inc. (NTES US), ADR	135,669	17,677,671
	Neusoft Corp., Class A	58,300	79,442
	New China Life Insurance Co. Ltd., Class H	987,000	6,315,724

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	New Hope Liuhe Co. Ltd., Class A	108,366	$144,631
	Neway Valve Suzhou Co. Ltd., Class A	50,800	203,245
	Newland Digital Technology Co. Ltd., Class A	58,300	241,174
*	Ninestar Corp., Class A	33,051	107,911
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	133,790
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	121,344
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	98,931
	Ningbo Joyson Electronic Corp., Class A	86,200	218,630
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	228,539
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	105,102
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	337,399
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	402,470
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	113,264
	Ningxia Baofeng Energy Group Co. Ltd., Class A	293,000	632,071
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	9,418,716
	North Copper Co. Ltd., Class A	117,000	172,309
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	175,833
	Northeast Securities Co. Ltd., Class A	120,200	137,274
	Novoray Corp., Class A	3,799	30,618
	NYOCOR Co. Ltd., Class A	105,900	80,991
*	Offcn Education Technology Co. Ltd., Class A	200,012	82,139
		Shares	Value»
CHINA — (Continued)
	Offshore Oil Engineering Co. Ltd., Class A	334,000	$255,832
*	OFILM Group Co. Ltd., Class A	182,900	286,136
	Olympic Circuit Technology Co. Ltd., Class A	27,100	127,370
	OmniVision Integrated Circuits Group, Inc.	12,821	215,032
	Oppein Home Group, Inc., Class A	26,695	191,079
	Opple Lighting Co. Ltd., Class A	20,900	53,665
	ORG Technology Co. Ltd., Class A	165,500	123,821
	Orient Overseas International Ltd.	104,500	1,880,193
Ω	Orient Securities Co. Ltd., Class H	837,600	805,240
*	Oriental Energy Co. Ltd., Class A	95,800	136,613
	Oriental Pearl Group Co. Ltd., Class A	141,200	150,984
*	Ourpalm Co. Ltd., Class A	109,500	83,719
	Ovctek China, Inc., Class A	9,826	24,394
*	Pacific Securities Co. Ltd., Class A	266,700	148,587
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	29,640	74,515
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	149,902
*	PCI Technology Group Co. Ltd., Class A	63,800	50,667
*	PDD Holdings, Inc., ADR	409,863	46,498,957
	People.cn Co. Ltd., Class A	36,600	103,444
	People's Insurance Co. Group of China Ltd. , Class H	7,862,000	6,040,122
	Perfect World Co. Ltd., Class A	64,785	130,769
	PetroChina Co. Ltd., Class H	18,814,000	18,385,628
	PICC Property & Casualty Co. Ltd., Class H	5,431,198	11,272,895

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ping An Bank Co. Ltd., Class A	587,500	$998,145
	Ping An Insurance Group Co. of China Ltd., Class H	4,781,000	32,823,290
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	208,000	228,922
	POCO Holding Co. Ltd., Class A	11,000	90,910
*	Polaris Bay Group Co. Ltd., Class A	93,600	94,723
	Poly Developments & Holdings Group Co. Ltd., Class A	51,100	56,607
Ω	Pop Mart International Group Ltd.	446,600	13,931,180
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	4,281,553
	Power Construction Corp. of China Ltd., Class A	720,611	683,149
*	Qi An Xin Technology Group, Inc., Class A	32,698	163,259
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	100,543
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	82,912
	Qingdao Rural Commercial Bank Corp., Class A	379,429	184,426
	Qingdao Sentury Tire Co. Ltd., Class A	75,100	199,631
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	171,496
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	504,146
*	QuantumCTek Co. Ltd., Class A	1,989	75,503
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	117,233
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	173,627
		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	21,575	$195,753
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	105,226
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	26,384
	Riyue Heavy Industry Co. Ltd., Class A	51,800	87,063
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	107,132
	Rockchip Electronics Co. Ltd., Class A	7,100	159,218
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	661,451
*	Roshow Technology Co. Ltd., Class A	86,882	90,189
*	Sai Micro Electronics, Inc., Class A	29,700	76,705
	SAIC Motor Corp. Ltd., Class A	214,845	511,756
	Sailun Group Co. Ltd., Class A	260,200	465,185
	Sanan Optoelectronics Co. Ltd., Class A	211,300	366,373
	Sangfor Technologies, Inc., Class A	13,200	197,232
	Sansure Biotech, Inc., Class A	24,500	74,839
*	Sanwei Holding Group Co. Ltd., Class A	18,900	27,851
	Sany Heavy Industry Co. Ltd., Class A	286,434	792,882
	Satellite Chemical Co. Ltd., Class A	329,961	891,896
	SDIC Capital Co. Ltd., Class A	190,204	199,489
	SDIC Power Holdings Co. Ltd., Class A	285,800	625,627
	Sealand Securities Co. Ltd., Class A	313,590	182,709
	Seres Group Co. Ltd., Class A	57,600	1,012,475
	SF Holding Co. Ltd., Class A	294,361	1,879,055
	SG Micro Corp., Class A	8,469	83,671

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	$102,105
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,587,059
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	141,403
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	299,350	284,107
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	152,896
Ω	Shandong Gold Mining Co. Ltd., Class H	617,750	1,910,338
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	80,700	627,240
	Shandong Hi-speed Co. Ltd., Class A	59,700	83,604
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	464,791
	Shandong Humon Smelting Co. Ltd., Class A	71,200	114,774
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	223,589
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	466,033
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	169,428
	Shandong Publishing & Media Co. Ltd., Class A	95,200	119,087
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	513,305
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	128,502
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	35,700	69,311
		Shares	Value»
CHINA — (Continued)
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	$212,639
	Shanghai Bailian Group Co. Ltd., Class A	116,800	159,486
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	47,236	157,815
	Shanghai Baosight Software Co. Ltd., Class A	69,618	238,762
	Shanghai Belling Co. Ltd., Class A	18,000	85,157
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	6,973	126,970
	Shanghai Chinafortune Co. Ltd., Class A	51,500	110,484
	Shanghai Construction Group Co. Ltd., Class A	635,276	213,488
*	Shanghai DZH Ltd., Class A	46,200	84,245
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	853,295
	Shanghai Electric Power Co. Ltd., Class A	157,200	206,820
	Shanghai Environment Group Co. Ltd., Class A	79,098	88,430
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	105,000	256,244
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	9,500	62,528
	Shanghai Huace Navigation Technology Ltd., Class A	25,060	122,620
	Shanghai Huafon Aluminium Corp., Class A	69,300	150,584
	Shanghai Huayi Group Co. Ltd., Class A	131,700	151,832
	Shanghai International Airport Co. Ltd., Class A	31,700	141,618

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shanghai Jahwa United Co. Ltd., Class A	26,300	$80,372
Shanghai Jinjiang International Hotels Co. Ltd., Class A	51,700	162,031
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	45,700	68,431
Shanghai Lingang Holdings Corp. Ltd., Class A	109,060	139,920
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,220	50,303
Shanghai M&G Stationery, Inc., Class A	16,569	70,851
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	140,484
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	3,317	50,717
Shanghai Moons' Electric Co. Ltd., Class A	10,400	84,901
Shanghai Pret Composites Co. Ltd., Class A	35,800	59,577
Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,569,401
Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	187,289
Shanghai RAAS Blood Products Co. Ltd., Class A	203,700	195,067
Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	418,315
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	81,100	129,067
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	56,077
		Shares	Value»
CHINA — (Continued)
*	Shanghai Stonehill Technology Co. Ltd., Class A	315,000	$251,038
	Shanghai Tunnel Engineering Co. Ltd., Class A	221,400	203,343
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	81,217
	Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	98,714
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	162,659	130,082
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,000	455,757
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	117,863
	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	210,411
	Shanjin International Gold Co. Ltd., Class A	195,817	489,939
	Shannon Semiconductor Technology Co. Ltd., Class A	19,700	91,906
	Shantui Construction Machinery Co. Ltd., Class A	94,700	130,978
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	211,623
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	398,830	390,463
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	256,030	487,723
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	142,521
	Shanxi Securities Co. Ltd., Class A	165,980	141,667
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	285,800	166,177

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	$1,247,667
	Sharetronic Data Technology Co. Ltd., Class A	12,180	129,879
	Shede Spirits Co. Ltd., Class A	11,300	81,269
	Shenghe Resources Holding Co. Ltd., Class A	72,700	219,458
	Shengyi Electronics Co. Ltd., Class A	8,718	64,011
	Shengyi Technology Co. Ltd., Class A	59,100	350,524
	Shennan Circuits Co. Ltd., Class A	20,906	411,093
# Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	584,700
	Shenzhen Agricultural Power Group Co. Ltd., Class A	91,400	82,479
	Shenzhen Airport Co. Ltd., Class A	135,900	133,108
	Shenzhen Aisidi Co. Ltd., Class A	83,700	145,565
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	162,875
	Shenzhen Energy Group Co. Ltd., Class A	233,319	210,897
	Shenzhen Envicool Technology Co. Ltd., Class A	39,455	219,803
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	244,091
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	75,000	197,150
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	106,987
	Shenzhen Gas Corp. Ltd., Class A	153,700	137,602
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	166,276
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	151,144
		Shares	Value»
CHINA — (Continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	$148,416
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	355,191
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	259,756
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	17,240	41,615
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	254,199
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	86,915
	Shenzhen Kinwong Electronic Co. Ltd., Class A	87,364	803,569
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	121,375
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	211,334
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,439,373
	Shenzhen MTC Co. Ltd., Class A	377,400	235,486
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	18,500	142,616
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	62,980	20,002
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	246,056
	Shenzhen SC New Energy Technology Corp., Class A	21,859	167,178
	Shenzhen SED Industry Co. Ltd., Class A	62,800	196,349
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	151,105

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	$214,287
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	226,965
	Shenzhen Topband Co. Ltd., Class A	64,000	122,891
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	409,744
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	211,079
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	37,236
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	118,254
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	214,780
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	96,638
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	199,201
	Shenzhou International Group Holdings Ltd.	760,800	5,475,296
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	179,031
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	166,648
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	125,104
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	304,583
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	398,296
	Sichuan Development Lomon Co. Ltd., Class A	85,000	132,486
		Shares	Value»
CHINA — (Continued)
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	$122,896
*	Sichuan Hongda Co. Ltd., Class A	110,900	145,119
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	72,471
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	678,118
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	16,500	870,691
	Sichuan New Energy Power Co. Ltd., Class A	85,800	119,436
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	495,291
	Sichuan Swellfun Co. Ltd., Class A	29,400	168,907
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	65,250
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	116,891
	Sieyuan Electric Co. Ltd., Class A	49,100	531,643
	Sino Biopharmaceutical Ltd.	11,088,500	10,619,469
	Sinofibers Technology Co. Ltd., Class A	14,600	70,919
	Sinolink Securities Co. Ltd., Class A	150,200	193,543
	Sinoma International Engineering Co., Class A	221,900	279,712
	Sinoma Science & Technology Co. Ltd., Class A	89,494	350,036
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	56,958
	Sinomine Resource Group Co. Ltd., Class A	22,900	114,923
	Sinopharm Group Co. Ltd., Class H	170,000	408,617
	Sinosoft Co. Ltd., Class A	52,192	144,000
	Sinotruk Jinan Truck Co. Ltd., Class A	80,400	204,179

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skshu Paint Co. Ltd., Class A	23,389	$124,413
	Skyworth Digital Co. Ltd., Class A	38,300	60,654
# Ω	Smoore International Holdings Ltd.	996,000	2,685,617
	Songcheng Performance Development Co. Ltd., Class A	41,100	48,741
	Sonoscape Medical Corp., Class A	3,400	15,109
	SooChow Securities Co. Ltd., Class A	145,050	192,347
	Southern Publishing & Media Co. Ltd., Class A	60,300	119,372
	Southwest Securities Co. Ltd., Class A	320,536	201,761
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	151,002
	Spring Airlines Co. Ltd., Class A	52,800	383,055
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	121,700	136,824
	StarPower Semiconductor Ltd., Class A	7,860	93,415
	State Grid Information & Communication Co. Ltd., Class A	62,000	152,650
	State Grid Yingda Co. Ltd., Class A	67,900	50,154
	STO Express Co. Ltd., Class A	117,700	249,124
	Sumec Corp. Ltd., Class A	97,700	142,396
	Sungrow Power Supply Co. Ltd., Class A	77,820	776,786
	Sunny Optical Technology Group Co. Ltd.	611,700	5,667,601
	Sunresin New Materials Co. Ltd., Class A	22,400	160,834
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	39,511
		Shares	Value»
CHINA — (Continued)
	Suntak Technology Co. Ltd., Class A	65,500	$120,458
	Sunwoda Electronic Co. Ltd., Class A	77,500	231,140
	Suofeiya Home Collection Co. Ltd., Class A	30,900	58,601
	SUPCON Technology Co. Ltd., Class A	18,947	125,511
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	167,300	1,349,229
	Suzhou Maxwell Technologies Co. Ltd., Class A	9,561	93,961
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	456,382
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	97,911
	Taiji Computer Corp. Ltd., Class A	29,200	100,448
*	Talkweb Information System Co. Ltd., Class A	26,200	117,846
	Tangshan Jidong Cement Co. Ltd., Class A	152,300	102,810
	TangShan Port Group Co. Ltd., Class A	531,500	299,103
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,600	203,847
	TBEA Co. Ltd., Class A	291,720	547,422
	TCL Technology Group Corp., Class A	893,498	545,616
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	65,600	74,188
	Tencent Holdings Ltd.	3,424,500	239,756,770
	Tencent Music Entertainment Group, ADR	557,494	11,701,799
	Thunder Software Technology Co. Ltd., Class A	10,200	82,753
	Tian Di Science & Technology Co. Ltd., Class A	466,820	399,823

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	301,300	$221,882
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	86,561
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	136,125
	Tianjin Port Co. Ltd., Class A	173,804	111,483
*	Tianma Microelectronics Co. Ltd., Class A	79,055	101,344
	Tianneng Battery Group Co. Ltd., Class A	23,919	91,378
	Tianshan Aluminum Group Co. Ltd., Class A	396,700	501,527
*	TianShan Material Co. Ltd., Class A	100,900	74,103
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	153,864
	Tibet Huayu Mining Co. Ltd., Class A	25,700	69,445
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	101,667
	Tingyi Cayman Islands Holding Corp.	532,000	786,436
	TongFu Microelectronics Co. Ltd., Class A	130,600	508,785
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,100	149,944
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	64,791
	Tongkun Group Co. Ltd., Class A	147,609	253,709
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	62,800	66,273
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	487,224
		Shares	Value»
CHINA — (Continued)
*	Tongwei Co. Ltd., Class A	209,300	$593,316
	Topchoice Medical Corp., Class A	18,510	118,132
*	TPV Technology Co. Ltd., Class A	236,100	77,990
	Transfar Zhilian Co. Ltd., Class A	165,100	139,938
*	Trina Solar Co. Ltd., Class A	93,219	200,441
	Trip.com Group Ltd. (9961 HK)	99,700	6,189,619
	Trip.com Group Ltd. (TCOM US), ADR	293,024	18,152,837
*	TRS Information Technology Corp. Ltd., Class A	23,800	81,163
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	147,519
	Tsingtao Brewery Co. Ltd., Class H	592,000	3,760,946
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	204,222
	Unisplendour Corp. Ltd., Class A	112,760	385,603
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	243,114
*	Venustech Group, Inc., Class A	29,500	65,177
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	76,828
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	1,624,518
	Vipshop Holdings Ltd., ADR	54,569	823,446
*	Visionox Technology, Inc., Class A	49,700	64,885
	Walvax Biotechnology Co. Ltd., Class A	54,900	95,478
*	Wanda Film Holding Co. Ltd., Class A	94,900	154,029
	Wangsu Science & Technology Co. Ltd., Class A	165,500	250,235
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,598,866
	Want Want China Holdings Ltd.	508,000	367,169

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co. Ltd., Class A	217,200	$227,397
	Wasu Media Holding Co. Ltd., Class A	99,500	113,677
	Weichai Power Co. Ltd., Class H	2,380,800	5,046,977
	Weifu High-Technology Group Co. Ltd., Class A	48,000	128,453
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	184,068
	Wens Foodstuff Group Co. Ltd., Class A	238,780	573,657
	Western Mining Co. Ltd., Class A	148,200	343,314
	Western Region Gold Co. Ltd., Class A	27,500	72,837
	Western Securities Co. Ltd., Class A	238,600	277,262
	Western Superconducting Technologies Co. Ltd., Class A	29,292	221,649
	Wharf Holdings Ltd.	246,000	699,622
	Willfar Information Technology Co. Ltd., Class A	12,148	57,512
	Wingtech Technology Co. Ltd., Class A	32,548	166,891
	Winner Medical Co. Ltd., Class A	23,997	133,175
	Winning Health Technology Group Co. Ltd., Class A	125,560	189,028
	Wolong Electric Group Co. Ltd., Class A	151,440	479,029
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	268,440
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	114,886
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	72,871
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	81,270
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	79,836
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	146,800	$122,749
	Wuliangye Yibin Co. Ltd., Class A	204,106	3,433,085
	WUS Printed Circuit Kunshan Co. Ltd., Class A	151,200	1,174,910
# Ω	WuXi AppTec Co. Ltd., Class H	257,760	3,438,317
* Ω	Wuxi Biologics Cayman, Inc.	2,630,000	10,693,662
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	130,660
	Wuxi NCE Power Co. Ltd., Class A	16,400	72,659
	Wuxi Rural Commercial Bank Co. Ltd., Class A	110,000	91,995
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	97,541
	XCMG Construction Machinery Co. Ltd., Class A	491,903	572,844
	XGD, Inc., Class A	31,000	127,916
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	270,507
	Xiamen Bank Co. Ltd., Class A	148,900	141,754
	Xiamen C & D, Inc., Class A	147,200	207,433
	Xiamen Faratronic Co. Ltd., Class A	14,000	213,692
	Xiamen Intretech, Inc., Class A	40,100	100,367
	Xiamen ITG Group Corp. Ltd., Class A	159,530	139,527
	Xiamen Tungsten Co. Ltd., Class A	119,680	385,601
	Xiamen Xiangyu Co. Ltd., Class A	166,300	164,724
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	98,740
*	Xian International Medical Investment Co. Ltd., Class A	34,100	25,929
	Xi'An Shaangu Power Co. Ltd., Class A	97,000	118,597
	Xi'an Triangle Defense Co. Ltd., Class A	29,800	110,322

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xiangcai Co. Ltd., Class A	122,300	$184,643
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	122,425
	Xianhe Co. Ltd., Class A	30,100	88,951
* Ω	Xiaomi Corp., Class B	3,851,800	25,914,719
	Xinfengming Group Co. Ltd., Class A	138,600	237,306
	Xinhuanet Co. Ltd., Class A	24,570	65,047
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	156,671
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	100,501
	Xinyu Iron & Steel Co. Ltd., Class A	174,600	105,249
*	XPeng, Inc., Class A	813,200	7,400,116
	Xuji Electric Co. Ltd., Class A	72,200	227,513
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	243,007
	Yankershop Food Co. Ltd., Class A	11,500	108,659
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	4,255,319
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	25,033
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	35,100	82,309
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	125,178
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	412,018
	Yealink Network Technology Corp. Ltd., Class A	40,676	189,104
	YGSOFT, Inc., Class A	81,000	70,216
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	163,059
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	184,767
		Shares	Value»
CHINA — (Continued)
	Yonfer Agricultural Technology Co. Ltd., Class A	80,000	$157,976
*	Yonghui Superstores Co. Ltd., Class A	325,000	212,119
	YongXing Special Materials Technology Co. Ltd., Class A	20,170	98,051
*	Yonyou Network Technology Co. Ltd., Class A	30,300	66,458
	Youngor Fashion Co. Ltd., Class A	231,604	236,333
	YTO Express Group Co. Ltd., Class A	218,962	447,716
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	24,400	33,761
	Yum China Holdings, Inc. (9987 HK)	121,100	5,622,674
	Yum China Holdings, Inc. (YUMC US)	240,624	11,232,328
	YUNDA Holding Group Co. Ltd., Class A	146,490	154,523
	Yunnan Aluminium Co. Ltd., Class A	357,300	769,641
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	347,700
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	205,936
	Yunnan Copper Co. Ltd., Class A	252,100	452,479
*	Yunnan Energy New Material Co. Ltd., Class A	23,562	96,622
	Yunnan Tin Co. Ltd., Class A	179,300	443,104
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	354,501
	Zangge Mining Co. Ltd., Class A	97,900	624,136
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	19,450	538,154
	Zhaojin Mining Industry Co. Ltd., Class H	239,500	594,733
	Zhefu Holding Group Co. Ltd., Class A	354,923	178,888

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	$350,672
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	961,005
	Zhejiang Chint Electrics Co. Ltd., Class A	93,421	294,763
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	94,346
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	71,100	45,907
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	122,245
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	207,732
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	129,552
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	194,274
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	62,400	98,770
	Zhejiang Hailiang Co. Ltd., Class A	96,700	147,005
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	38,842
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	67,600	106,944
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	83,938
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	288,822
	Zhejiang Huayou Cobalt Co. Ltd., Class A	49,411	302,460
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,700	136,490
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	76,500	$295,722
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	110,638
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	108,478
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	249,920
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	35,100	91,229
	Zhejiang Juhua Co. Ltd., Class A	158,900	589,481
* Ω	Zhejiang Leapmotor Technology Co. Ltd.	147,100	1,131,120
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	150,527
	Zhejiang Medicine Co. Ltd., Class A	43,900	97,076
	Zhejiang NHU Co. Ltd., Class A	254,788	792,427
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	157,600	132,315
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	248,407
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	81,649
	Zhejiang Semir Garment Co. Ltd., Class A	221,300	163,336
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	60,000	47,089
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	95,084
	Zhejiang Supor Co. Ltd., Class A	22,354	161,079
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	261,569

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	$359,901
Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	98,788
Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,434	113,269
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,900	70,138
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	36,080	50,771
Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	227,651
Zheshang Securities Co. Ltd., Class A	86,163	135,827
Zhongji Innolight Co. Ltd., Class A	36,037	1,080,706
Zhongjin Gold Corp. Ltd., Class A	428,700	852,918
Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	129,783
Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	117,084
Zhongtai Securities Co. Ltd., Class A	207,400	192,109
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	136,618
Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	116,440
Zhuzhou Kibing Group Co. Ltd., Class A	215,101	185,778
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	210,100	146,966
Zijin Mining Group Co. Ltd., Class H	5,587,000	14,814,817
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	28,094
ZTE Corp., Class H	667,085	2,104,796
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc. (2057 HK)	208,650	$4,067,551
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	4,816,292
TOTAL CHINA			1,485,904,833
COLOMBIA — (0.1%)
	Grupo Argos SA	261,814	1,063,333
	Grupo Cibest SA	120,346	1,566,953
	Grupo Cibest SA, ADR	41,971	1,822,381
	Grupo de Inversiones Suramericana SA	61,757	681,639
	Grupo Energia Bogota SA ESP	723,039	509,579
	Interconexion Electrica SA ESP	257,551	1,292,142
TOTAL COLOMBIA			6,936,027
CZECH REPUBLIC — (0.2%)
	CEZ AS	96,832	5,610,386
	Komercni Banka AS	56,670	2,699,509
Ω	Moneta Money Bank AS	34,287	238,488
TOTAL CZECH REPUBLIC			8,548,383
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,486,289	2,841,052
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	234,157
TOTAL EGYPT			3,075,209
GREECE — (0.7%)
	Alpha Bank SA	1,758,982	6,584,096
	Athens International Airport SA	12,744	145,353
	Eurobank Ergasias Services & Holdings SA	1,469,576	5,393,874
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	110,178	1,996,797
	Helleniq Energy Holdings SA	6,600	57,942
	Jumbo SA	96,073	3,240,513

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Metlen Energy & Metals SA	77,525	$4,264,756
	Motor Oil Hellas Corinth Refineries SA	53,622	1,536,133
	National Bank of Greece SA	365,664	5,100,482
	OPAP SA	107,743	2,413,092
	Piraeus Financial Holdings SA	535,170	4,115,153
	Public Power Corp. SA	126,057	2,044,580
	Titan SA (TITC GA)	35,639	1,469,209
TOTAL GREECE			38,361,980
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	506,718	4,402,630
	OTP Bank Nyrt	125,562	10,188,838
	Richter Gedeon Nyrt	86,202	2,585,031
TOTAL HUNGARY			17,176,499
INDIA — (18.1%)
	360 ONE WAM Ltd.	90,044	1,078,076
	3M India Ltd.	467	164,823
	ABB India Ltd.	24,064	1,507,937
	ACC Ltd.	68,617	1,397,693
*	Adani Energy Solutions Ltd.	154,675	1,414,551
	Adani Enterprises Ltd.	40,034	1,105,052
*	Adani Green Energy Ltd.	68,205	762,387
	Adani Ports & Special Economic Zone Ltd.	370,000	5,774,701
*	Adani Power Ltd.	634,366	4,222,045
	Adani Total Gas Ltd.	63,181	432,731
*	Aditya Birla Capital Ltd.	775,396	2,257,870
*	Aditya Birla Fashion & Retail Ltd.	177,988	147,481
*	Aditya Birla Lifestyle Brands Ltd.	177,988	289,539
	AIA Engineering Ltd.	8,131	290,474
	Ajanta Pharma Ltd.	13,007	405,619
	Alkem Laboratories Ltd.	31,232	1,788,155
	Ambuja Cements Ltd.	409,686	2,745,844
	Apar Industries Ltd.	190	19,115
	APL Apollo Tubes Ltd.	110,873	2,016,164
	Apollo Hospitals Enterprise Ltd.	74,506	6,359,692
	Ashok Leyland Ltd.	4,027,856	5,544,474
		Shares	Value»
INDIA — (Continued)
	Asian Paints Ltd.	173,715	$4,731,569
	Astral Ltd.	93,248	1,483,877
Ω	AU Small Finance Bank Ltd.	268,464	2,263,454
*	Aurobindo Pharma Ltd.	290,697	3,751,896
* Ω	Avenue Supermarts Ltd.	38,565	1,865,985
*	AWL Agri Business Ltd.	17,463	51,964
	Axis Bank Ltd. (AXSB IN)	1,489,117	18,083,950
	Bajaj Auto Ltd.	46,893	4,266,816
	Bajaj Finance Ltd.	1,665,720	16,646,769
	Bajaj Finserv Ltd.	240,357	5,329,432
	Bajaj Holdings & Investment Ltd.	33,808	5,404,651
	Balkrishna Industries Ltd.	94,739	2,883,842
	Bank of Baroda	904,824	2,443,572
	Bank of India	486,204	614,563
	Bank of Maharashtra	130,420	82,920
	Berger Paints India Ltd.	203,984	1,304,028
	Bharat Dynamics Ltd.	16,747	307,449
	Bharat Electronics Ltd.	1,821,863	7,912,650
	Bharat Forge Ltd.	265,883	3,517,096
	Bharat Heavy Electricals Ltd.	802,001	2,171,066
	Bharat Petroleum Corp. Ltd.	998,744	3,707,874
	Bharti Airtel Ltd.	1,624,238	35,315,775
	Biocon Ltd.	232,996	1,034,243
	Blue Star Ltd.	57,951	1,142,786
	Bosch Ltd.	4,313	1,979,373
	Britannia Industries Ltd.	76,394	5,021,129
	BSE Ltd.	86,265	2,375,028
	Canara Bank	1,973,841	2,397,639
	Central Depository Services India Ltd.	54,258	910,345
	CG Power & Industrial Solutions Ltd.	557,210	4,194,492
	Cholamandalam Financial Holdings Ltd.	32,404	691,888
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,001,772
	Cipla Ltd.	483,014	8,515,861
	Coal India Ltd.	747,144	3,191,725
Ω	Cochin Shipyard Ltd.	35,472	711,082
	Coforge Ltd.	218,410	4,326,029

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Cohance Lifesciences Ltd.	3,729	$42,184
	Colgate-Palmolive India Ltd.	125,830	3,211,657
	Container Corp. of India Ltd.	242,032	1,588,236
	Coromandel International Ltd.	72,063	2,186,061
	CRISIL Ltd.	4,348	262,576
	Cummins India Ltd.	96,851	3,918,342
	Dabur India Ltd.	335,935	2,024,809
	Dalmia Bharat Ltd.	50,419	1,275,759
	Divi's Laboratories Ltd.	70,874	5,305,350
	Dixon Technologies India Ltd.	29,478	5,625,832
	DLF Ltd.	440,685	3,922,553
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	7,279,019
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,767,200
	Eicher Motors Ltd.	110,738	6,884,115
Ω	Endurance Technologies Ltd.	4,549	131,766
	Escorts Kubota Ltd.	15,702	603,108
*	Eternal Ltd.	1,357,119	4,752,655
	Federal Bank Ltd.	1,577,773	3,647,662
	Fortis Healthcare Ltd.	257,255	2,506,837
*	FSN E-Commerce Ventures Ltd.	676,343	1,611,249
	GAIL India Ltd. (GAID LI), GDR	58,674	703,775
	GAIL India Ltd. (GAIL IN)	2,001,507	4,029,134
	GE Vernova T&D India Ltd.	62,678	1,942,332
	GlaxoSmithKline Pharmaceuticals Ltd.	27,589	982,510
	Glenmark Pharmaceuticals Ltd.	81,960	1,970,985
*	Global Health Ltd.	5,430	80,961
*	GMR Airports Ltd.	2,072,479	2,113,957
	Godfrey Phillips India Ltd.	1,760	182,706
	Godrej Consumer Products Ltd.	269,465	3,860,933
*	Godrej Industries Ltd.	12,285	158,089
*	Godrej Properties Ltd.	93,187	2,221,093
	Grasim Industries Ltd.	217,483	6,828,550
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	15,556	$632,188
	Havells India Ltd.	161,501	2,755,268
	HCL Technologies Ltd.	742,549	12,355,600
Ω	HDFC Asset Management Co. Ltd.	82,181	5,264,723
	HDFC Bank Ltd.	2,045,015	46,924,963
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,816,325
	Hero MotoCorp Ltd. (HMCL IN)	149,917	7,247,386
	Hindalco Industries Ltd.	1,268,841	9,832,228
	Hindustan Aeronautics Ltd.	147,012	7,564,123
	Hindustan Petroleum Corp. Ltd.	821,956	3,891,792
	Hindustan Unilever Ltd.	302,576	8,699,512
	Hitachi Energy India Ltd.	7,055	1,611,284
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	21,904,612
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	42,814,908
Ω	ICICI Lombard General Insurance Co. Ltd.	136,534	2,996,298
Ω	ICICI Prudential Life Insurance Co. Ltd.	175,389	1,230,462
*	IDFC First Bank Ltd.	3,209,774	2,508,193
	Indian Bank	219,416	1,552,049
	Indian Hotels Co. Ltd.	571,497	4,810,792
	Indian Oil Corp. Ltd.	1,618,370	2,668,095
	Indian Railway Catering & Tourism Corp. Ltd.	255,728	2,110,336
Ω	Indian Railway Finance Corp. Ltd.	1,087,134	1,578,237
	Indraprastha Gas Ltd.	40,564	94,507
*	Indus Towers Ltd.	1,248,007	5,124,167
	IndusInd Bank Ltd.	281,390	2,550,062
	Info Edge India Ltd.	303,145	4,786,286
	Infosys Ltd. (INFO IN)	2,148,691	36,540,255
	Infosys Ltd. (INFY US), Sponsored ADR	331,357	5,540,289
* Ω	InterGlobe Aviation Ltd.	123,469	8,264,780

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ipca Laboratories Ltd.	61,756	$1,036,314
*	ITC Hotels Ltd.	196,018	514,151
	ITC Ltd.	2,061,428	9,661,601
	Jindal Stainless Ltd.	394,916	3,108,027
	Jindal Steel & Power Ltd.	483,690	5,302,788
*	Jio Financial Services Ltd.	1,855,815	6,934,598
	JK Cement Ltd.	20,476	1,550,669
	JSW Energy Ltd.	435,675	2,562,680
	JSW Steel Ltd.	591,609	7,121,789
	Jubilant Foodworks Ltd.	297,986	2,203,332
	Kalyan Jewellers India Ltd.	252,131	1,694,445
*	Kaynes Technology India Ltd.	4,681	329,452
	KEI Industries Ltd.	575	25,085
	Kotak Mahindra Bank Ltd.	406,861	9,173,192
	KPIT Technologies Ltd.	110,585	1,533,210
	KPR Mill Ltd.	14,069	182,170
	L&T Finance Ltd.	409,101	938,377
Ω	L&T Technology Services Ltd.	23,205	1,132,368
	Larsen & Toubro Ltd.	334,543	13,804,806
Ω	Laurus Labs Ltd.	104,963	1,043,237
	LIC Housing Finance Ltd.	46,675	310,781
	Linde India Ltd.	6,992	520,832
	Lloyds Metals & Energy Ltd.	36,038	616,540
Ω	Lodha Developers Ltd.	76,419	1,073,198
Ω	LTIMindtree Ltd.	58,760	3,399,017
	Lupin Ltd.	233,272	5,087,829
	Mahindra & Mahindra Financial Services Ltd.	486,678	1,420,896
	Mahindra & Mahindra Ltd.	844,009	30,692,295
*	Mankind Pharma Ltd.	49,763	1,447,629
	Marico Ltd.	528,814	4,273,199
	Maruti Suzuki India Ltd.	61,939	8,823,157
*	Max Financial Services Ltd.	134,768	2,294,160
	Max Healthcare Institute Ltd.	473,248	6,735,797
	Mazagon Dock Shipbuilders Ltd.	26,225	822,818
	Motherson Sumi Wiring India Ltd.	614,101	260,397
		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	111,034	$1,149,488
	Mphasis Ltd.	110,972	3,508,529
	MRF Ltd.	2,197	3,700,546
	Multi Commodity Exchange of India Ltd.	6,275	545,539
	Muthoot Finance Ltd.	229,466	6,839,952
	Narayana Hrudayalaya Ltd.	32,617	714,362
	National Aluminium Co. Ltd.	66,761	139,993
	Nestle India Ltd.	192,303	4,919,224
	NHPC Ltd.	2,123,808	2,001,144
Ω	Nippon Life India Asset Management Ltd.	62,848	579,013
	NLC India Ltd.	104,302	286,301
	NMDC Ltd.	4,246,697	3,408,927
*	NMDC Steel Ltd.	1,251,805	521,621
	NTPC Ltd.	2,211,859	8,380,896
	Oberoi Realty Ltd.	101,713	1,879,251
	Oil & Natural Gas Corp. Ltd.	1,431,491	3,909,870
	Oil India Ltd.	286,923	1,429,366
	One 97 Communications Ltd.	181,531	2,246,719
	Oracle Financial Services Software Ltd.	28,884	2,766,036
	Page Industries Ltd.	5,755	3,199,353
	Patanjali Foods Ltd.	43,722	925,842
*	PB Fintech Ltd.	128,780	2,636,715
	Persistent Systems Ltd.	92,930	5,424,078
	Petronet LNG Ltd.	1,254,493	4,107,798
	Phoenix Mills Ltd.	133,208	2,249,524
	PI Industries Ltd.	60,001	2,896,416
	Pidilite Industries Ltd.	85,033	2,775,892
	Piramal Pharma Ltd.	240,429	537,001
	Polycab India Ltd.	40,262	3,120,727
	Power Finance Corp. Ltd.	1,781,182	8,299,222
	Power Grid Corp. of India Ltd.	2,263,465	7,488,917
	Prestige Estates Projects Ltd.	109,654	2,024,099
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,572,806
	Punjab National Bank	1,807,490	2,155,490
	Radico Khaitan Ltd.	14,812	460,429

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rail Vikas Nigam Ltd.	203,905	$803,677
	REC Ltd.	1,869,157	8,376,034
	Reliance Industries Ltd. (RIL IN)	2,605,360	41,139,188
	Samvardhana Motherson International Ltd.	5,061,625	5,571,044
	SBI Cards & Payment Services Ltd.	167,141	1,537,749
Ω	SBI Life Insurance Co. Ltd.	293,246	6,132,509
	Schaeffler India Ltd.	29,857	1,398,968
	Shree Cement Ltd.	5,977	2,084,997
	Shriram Finance Ltd.	1,643,538	11,788,899
*	Siemens Energy India Ltd.	25,747	946,715
	Siemens Ltd.	25,747	886,970
	SJVN Ltd.	274,012	288,602
	Solar Industries India Ltd.	25,227	4,037,924
	SRF Ltd.	135,219	4,670,842
	State Bank of India (SBID LI), GDR	128	11,717
	State Bank of India (SBIN IN)	1,072,406	9,709,761
	State Bank of India (SBKFF US), GDR	1,669	153,047
	Steel Authority of India Ltd.	950,894	1,340,502
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	343,192	6,638,642
	Sundaram Finance Ltd.	49,196	2,599,937
	Supreme Industries Ltd.	44,232	2,164,290
*	Suzlon Energy Ltd.	6,599,930	4,594,981
	Tata Communications Ltd.	106,077	2,065,359
	Tata Consultancy Services Ltd.	511,730	17,626,826
	Tata Consumer Products Ltd.	281,776	3,439,514
	Tata Elxsi Ltd.	31,019	2,145,757
	Tata Motors Ltd.	1,305,010	9,871,537
	Tata Power Co. Ltd.	1,037,437	4,681,990
	Tata Steel Ltd.	6,287,988	11,246,403
	Tech Mahindra Ltd.	427,815	7,098,930
	Thermax Ltd.	8,677	388,938
	Titan Co. Ltd.	188,444	7,157,743
	Torrent Pharmaceuticals Ltd.	118,651	5,068,129
	Torrent Power Ltd.	126,037	1,870,163
	Trent Ltd.	113,086	6,458,171
		Shares	Value»
INDIA — (Continued)
	Tube Investments of India Ltd.	84,606	$2,727,877
	TVS Motor Co. Ltd.	217,577	6,947,938
	UltraTech Cement Ltd.	64,130	8,929,794
	Union Bank of India Ltd.	1,395,817	2,075,161
	United Breweries Ltd.	45,973	1,018,623
	United Spirits Ltd.	226,258	3,446,170
	UNO Minda Ltd.	126,123	1,492,483
*	UPL Ltd.	556,261	4,312,463
	Varun Beverages Ltd.	829,375	4,914,148
	Vedanta Ltd.	1,426,185	6,871,379
*	Vodafone Idea Ltd.	4,834,876	379,598
	Voltas Ltd.	113,064	1,696,871
	Wipro Ltd.	1,791,469	5,038,310
*	Yes Bank Ltd.	11,783,222	2,532,729
	Zydus Lifesciences Ltd.	252,848	2,767,892
TOTAL INDIA			1,035,230,541
INDONESIA — (1.2%)
	Alamtri Minerals Indonesia Tbk. PT	592,000	39,850
	Alamtri Resources Indonesia Tbk. PT	17,748,500	1,989,559
*	Amman Mineral Internasional PT	1,904,600	970,807
	Aneka Tambang Tbk. PT	6,361,500	1,100,763
	Astra International Tbk. PT	12,751,010	3,941,598
	Bank Central Asia Tbk. PT	27,517,100	13,791,445
	Bank Mandiri Persero Tbk. PT	25,184,468	6,855,987
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	2,841,339
	Bank Rakyat Indonesia Persero Tbk. PT	33,006,276	7,391,111
	Bank Syariah Indonesia Tbk. PT	9,463,223	1,562,240
	Barito Pacific Tbk. PT	14,679,428	2,335,887
	Barito Renewables Energy Tbk. PT	2,582,600	1,225,149
*	Bumi Resources Minerals Tbk. PT	32,058,300	834,747
*	Bumi Resources Tbk. PT	32,060,800	215,796
*	Capital Financial Indonesia Tbk. PT	3,957,100	248,885

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Chandra Asri Pacific Tbk. PT	1,706,700	$959,530
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,658,933
	Cisarua Mountain Dairy Tbk. PT	104,600	31,718
	Dayamitra Telekomunikasi PT	7,063,400	249,004
*	Dian Swastatika Sentosa Tbk. PT	614,200	2,416,967
	Indofood CBP Sukses Makmur Tbk. PT	1,475,200	876,311
	Indofood Sukses Makmur Tbk. PT	4,019,500	2,075,491
	Indosat Tbk. PT	5,074,800	677,239
	Kalbe Farma Tbk. PT	13,178,900	1,139,847
	Mayora Indah Tbk. PT	4,093,825	553,813
*	Merdeka Battery Materials Tbk. PT	332,200	9,633
*	Merdeka Copper Gold Tbk. PT	1,901,795	271,578
	Mitra Keluarga Karyasehat Tbk. PT	235,200	33,979
	Pantai Indah Kapuk Dua Tbk. PT	441,900	441,425
	Perusahaan Gas Negara Tbk. PT	7,349,300	726,551
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,413,104
	Sarana Menara Nusantara Tbk. PT	886,000	32,794
	Sinar Mas Agro Resources & Technology Tbk. PT	135,800	34,619
	Sumber Alfaria Trijaya Tbk. PT	13,178,700	1,852,288
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	6,496,310
	Tower Bersama Infrastructure Tbk. PT	1,608,800	191,165
	Trimegah Bangun Persada Tbk. PT	2,779,900	120,675
	Unilever Indonesia Tbk. PT	5,668,900	588,115
	United Tractors Tbk. PT	1,725,996	2,529,134
	Vale Indonesia Tbk. PT	481,500	100,685
TOTAL INDONESIA			70,826,071
		Shares	Value»
KUWAIT — (0.7%)
	Agility Public Warehousing Co. KSC	1,028,838	$479,657
	Al Ahli Bank of Kuwait KSCP	591,546	580,836
	Boubyan Bank KSCP	380,623	876,436
	Boursa Kuwait Securities Co. KPSC	2,716	30,879
	Burgan Bank SAK	657,747	536,270
	Gulf Bank KSCP	2,650,193	2,927,661
	Kuwait Finance House KSCP	4,764,505	12,546,016
	Kuwait Telecommunications Co.	65,713	123,407
	Mabanee Co. KPSC	700,050	2,027,067
	Mobile Telecommunications Co. KSCP	1,895,092	3,289,908
	National Bank of Kuwait SAKP	3,964,089	13,568,190
	National Industries Group Holding SAK	1,626,920	1,309,901
TOTAL KUWAIT			38,296,228
MALAYSIA — (1.4%)
# *	AFFIN Bank Bhd.	170,572	94,980
	Alliance Bank Malaysia Bhd.	884,070	929,063
	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,545,322
#	Axiata Group Bhd.	3,000,432	1,894,839
	Batu Kawan Bhd.	124,700	550,281
#	Bursa Malaysia Bhd.	270,300	476,761
	CelcomDigi Bhd.	1,985,320	1,785,421
*	Chin Hin Group Bhd.	88,100	47,214
	CIMB Group Holdings Bhd.	5,197,270	7,944,632
#	Dialog Group Bhd.	2,057,818	841,771
	Fraser & Neave Holdings Bhd.	115,900	777,088
	Frontken Corp. Bhd.	220,300	208,549
#	Gamuda Bhd.	3,743,941	4,518,921
#	Genting Bhd.	1,872,800	1,370,317
#	Genting Malaysia Bhd.	2,524,700	1,154,928
	HAP Seng Consolidated Bhd.	458,400	274,670
	Hartalega Holdings Bhd.	314,900	107,523
	Heineken Malaysia Bhd.	135,900	761,162
#	Hong Leong Bank Bhd.	239,466	1,064,566

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hong Leong Financial Group Bhd.	233,683	$883,004
#	IHH Healthcare Bhd.	885,900	1,380,765
	IJM Corp. Bhd.	2,122,200	1,413,436
	Inari Amertron Bhd.	1,175,400	576,084
#	IOI Corp. Bhd.	1,322,505	1,167,854
#	IOI Properties Group Bhd.	1,450,429	718,544
#	KPJ Healthcare Bhd.	1,107,200	671,054
#	Kuala Lumpur Kepong Bhd.	346,302	1,587,425
#	Malayan Banking Bhd.	2,464,719	5,420,951
	Malayan Cement Bhd.	57,200	75,030
#	Maxis Bhd.	1,333,300	1,072,774
	MISC Bhd.	598,498	1,045,234
# Ω	Mr. DIY Group M Bhd.	2,400,250	925,319
#	Nestle Malaysia Bhd.	48,300	996,140
#	Petronas Chemicals Group Bhd.	955,800	864,990
#	Petronas Dagangan Bhd.	194,500	982,412
#	Petronas Gas Bhd.	360,800	1,519,674
#	PPB Group Bhd.	460,880	1,017,450
#	Press Metal Aluminium Holdings Bhd.	1,958,700	2,446,230
#	Public Bank Bhd.	8,022,870	7,901,472
#	QL Resources Bhd.	1,443,877	1,437,017
#	RHB Bank Bhd.	1,801,980	2,587,086
#	SD Guthrie Bhd.	1,387,121	1,549,519
	Sime Darby Bhd.	3,077,561	1,173,186
#	Sime Darby Property Bhd.	1,867,700	647,282
	Sunway Bhd.	1,605,582	1,774,351
#	Telekom Malaysia Bhd.	803,529	1,268,587
	Tenaga Nasional Bhd.	1,305,750	3,977,246
#	TIME dotCom Bhd.	897,000	1,090,670
*	Top Glove Corp. Bhd.	1,015,000	162,505
#	United Plantations Bhd.	241,550	1,225,543
	Westports Holdings Bhd.	590,000	773,258
	Yinson Holdings Bhd.	24,000	13,141
#	YTL Corp. Bhd.	3,219,212	1,863,552
#	YTL Power International Bhd.	1,837,199	1,750,908
	Zetrix Ai Bhd.	5,031,687	1,032,004
TOTAL MALAYSIA			82,339,705
		Shares	Value»
MEXICO — (1.8%)
	America Movil SAB de CV (2228390D US), ADR	7,345	$132,724
	America Movil SAB de CV (AMXB MM)	12,430,805	11,241,428
	Arca Continental SAB de CV	277,517	2,893,297
	Cemex SAB de CV (CEMEXCPO MM)	8,777,333	7,658,357
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	576,158
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	350,653	2,914,518
*	Controladora AXTEL SAB de CV	3,493,876	134,088
	El Puerto de Liverpool SAB de CV, Class C1	163,857	799,785
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	5,490,471
	Gruma SAB de CV, Class B	183,969	3,169,065
	Grupo Aeroportuario del Centro Norte SAB de CV	154,548	2,056,271
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,001,874
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,494,600
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,861	3,597,560
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,661
#	Grupo Bimbo SAB de CV	764,083	2,218,332
#	Grupo Carso SAB de CV	479,144	3,405,948
#	Grupo Comercial Chedraui SA de CV	252,498	2,043,139
	Grupo Financiero Banorte SAB de CV, Class O	1,612,674	14,362,330

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Financiero Inbursa SAB de CV, Class O	1,424,341	$3,667,876
	Grupo Mexico SAB de CV	1,986,537	12,393,085
*	Industrias Penoles SAB de CV	182,421	4,790,908
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	2,900,127
*	Organizacion Soriana SAB de CV, Class B	194,950	268,579
#	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	104,586	1,236,238
#	Qualitas Controladora SAB de CV	27,919	252,995
*	Vista Energy SAB de CV (VIST US), ADR	2,414	107,906
	Wal-Mart de Mexico SAB de CV	2,098,615	6,185,157
TOTAL MEXICO			102,083,477
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,173	95,592
	Cia de Minas Buenaventura SAA, ADR	35,679	606,900
	Credicorp Ltd.	31,265	7,409,805
TOTAL PERU			8,112,297
PHILIPPINES — (0.5%)
	Aboitiz Equity Ventures, Inc.	1,139,220	619,014
	Aboitiz Power Corp.	1,003,100	741,836
	Ayala Corp.	156,092	1,576,990
	Ayala Land, Inc.	3,416,618	1,459,769
	Bank of the Philippine Islands	1,325,092	2,684,073
	BDO Unibank, Inc.	1,877,628	4,583,524
	China Banking Corp.	301,710	338,922
	Converge Information & Communications Technology Solutions, Inc.	225,000	68,852
	DigiPlus Interactive Corp.	131,500	56,685
	DMCI Holdings, Inc.	1,834,700	322,349
	Emperador, Inc.	1,167,000	323,801
	Globe Telecom, Inc.	29,502	843,485
		Shares	Value»
PHILIPPINES — (Continued)
	GT Capital Holdings, Inc.	4,210	$43,207
	International Container Terminal Services, Inc.	556,400	4,272,269
	JG Summit Holdings, Inc.	306,100	109,997
	Jollibee Foods Corp.	329,910	1,225,431
	Manila Electric Co.	121,000	1,113,601
	Metropolitan Bank & Trust Co.	2,249,788	2,856,881
	PLDT, Inc. (TEL PM)	64,180	1,449,459
	San Miguel Corp.	891,040	1,097,831
	SM Investments Corp.	85,743	1,198,423
	SM Prime Holdings, Inc.	3,821,610	1,517,055
	Universal Robina Corp.	579,760	878,092
TOTAL PHILIPPINES			29,381,546
POLAND — (1.2%)
	Alior Bank SA	90,849	2,447,730
* Ω	Allegro.eu SA	168,079	1,648,755
	Asseco Poland SA	38,891	2,098,177
	Bank Handlowy w Warszawie SA	29,953	873,397
*	Bank Millennium SA	444,766	1,729,792
	Bank Polska Kasa Opieki SA	133,639	7,257,046
#	Budimex SA	11,804	1,766,540
*	CCC SA	37,178	1,910,238
#	CD Projekt SA	41,972	2,803,302
*	Cyfrowy Polsat SA	5,854	23,500
* Ω	Dino Polska SA	274,720	3,623,046
#	ING Bank Slaski SA	26,505	2,349,210
*	KGHM Polska Miedz SA	100,333	3,392,183
	LPP SA	744	3,304,372
*	mBank SA	10,637	2,515,260
	Orange Polska SA	491,173	1,145,476
	ORLEN SA	324,142	7,218,152
#	Pepco Group NV	58,217	360,714
*	PGE Polska Grupa Energetyczna SA	713,481	2,297,230
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	7,537,257
	Powszechny Zaklad Ubezpieczen SA	376,512	6,310,709
	Santander Bank Polska SA	19,627	2,861,899
*	Tauron Polska Energia SA	268,402	595,391
TOTAL POLAND			66,069,376

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (0.8%)
	Al Rayan Bank	3,472,385	$2,268,374
	Barwa Real Estate Co.	591,044	455,399
	Commercial Bank PSQC	2,898,787	3,893,272
	Dukhan Bank	578,544	580,483
*	Estithmar Holding QPSC	179,868	175,269
	Industries Qatar QSC	240,468	877,236
	Mesaieed Petrochemical Holding Co.	4,218,599	1,568,271
	Ooredoo QPSC	1,080,544	3,993,238
	Qatar Electricity & Water Co. QSC	350,786	1,552,039
	Qatar Fuel QSC	401,397	1,675,544
	Qatar Gas Transport Co. Ltd.	2,385,438	3,145,036
	Qatar International Islamic Bank QSC	742,448	2,268,002
	Qatar Islamic Bank QPSC	575,441	3,876,858
	Qatar National Bank QPSC	3,503,710	18,025,281
	Qatar Navigation QSC	517,616	1,540,800
TOTAL QATAR			45,895,102
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
* ††	PhosAgro PJSC	582	0
* ††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0
* ††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
		Shares	Value»
SAUDI ARABIA — (3.2%)
*	ACWA Power Co.	73,421	$4,299,454
	Ades Holding Co.	101,102	339,133
	Al Rajhi Bank	1,032,597	26,035,971
*	Al Rajhi Co. for Co-operative Insurance	18,845	595,921
	Aldrees Petroleum & Transport Services Co.	27,652	878,323
	Alinma Bank	939,614	6,461,268
	Almarai Co. JSC	436,334	5,564,868
	Arab National Bank	729,305	4,218,914
	Arabian Internet & Communications Services Co.	21,572	1,370,480
	Astra Industrial Group Co.	20,195	752,860
	Bank AlBilad	554,211	3,837,252
*	Bank Al-Jazira	622,708	2,080,005
	Banque Saudi Fransi	818,105	3,737,696
	Bupa Arabia for Cooperative Insurance Co.	64,263	2,886,658
	Co. for Cooperative Insurance	58,079	2,077,197
	Dallah Healthcare Co.	15,758	570,769
*	Dar Al Arkan Real Estate Development Co.	622,466	3,166,384
	Dr. Sulaiman Al Habib Medical Services Group Co.	72,039	5,031,633
	Elm Co.	14,969	3,626,633
	Etihad Etisalat Co.	520,555	8,487,471
	Jamjoom Pharmaceuticals Factory Co.	869	37,526
	Jarir Marketing Co.	521,114	1,783,695
	Mouwasat Medical Services Co.	95,550	1,931,901
	Nahdi Medical Co.	34,141	1,126,307
*	Rabigh Refining & Petrochemical Co.	117,529	222,532
	Riyad Bank	1,152,852	8,650,429
	Riyadh Cables Group Co.	24,334	848,806
	SABIC Agri-Nutrients Co.	181,694	5,763,250
	Sahara International Petrochemical Co.	409,247	1,950,533
	SAL Saudi Logistics Services	16,251	745,038
*	Saudi Arabian Mining Co.	480,725	6,646,285

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
Ω	Saudi Arabian Oil Co.	2,732,982	$17,684,170
	Saudi Aramco Base Oil Co.	42,103	1,168,306
	Saudi Awwal Bank	679,741	5,859,310
	Saudi Basic Industries Corp.	343,682	5,005,291
	Saudi Electricity Co.	627,932	2,469,161
	Saudi Industrial Investment Group	197,571	945,383
	Saudi Investment Bank	549,691	2,106,272
	Saudi National Bank	1,208,763	12,062,358
*	Saudi Research & Media Group	33,509	1,640,606
	Saudi Tadawul Group Holding Co.	22,039	961,031
	Saudi Telecom Co.	1,529,043	17,115,624
*	Savola Group	46,914	309,354
	Yanbu National Petrochemical Co.	173,634	1,410,557
TOTAL SAUDI ARABIA			184,462,615
SOUTH AFRICA — (2.9%)
	Absa Group Ltd.	674,651	6,659,361
	Anglogold Ashanti PLC (AU US)	196,649	9,095,016
	Aspen Pharmacare Holdings Ltd.	50,099	321,548
	Bid Corp. Ltd.	214,808	5,399,770
	Bidvest Group Ltd.	355,274	4,621,685
	Capitec Bank Holdings Ltd.	33,167	6,429,369
	Clicks Group Ltd.	261,563	5,478,566
	Discovery Ltd.	552,707	6,554,162
	Exxaro Resources Ltd.	100,156	873,862
	FirstRand Ltd.	2,638,155	11,203,078
#	Gold Fields Ltd. (GFI US), Sponsored ADR	570,762	13,903,762
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	4,765,310
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,161,310
*	Impala Platinum Holdings Ltd.	719,318	6,798,576
	Investec Ltd.	198,203	1,455,424
	Kumba Iron Ore Ltd.	42,784	705,627
	Mr. Price Group Ltd.	193,258	2,236,320
	MTN Group Ltd.	1,300,541	10,931,078
*	MultiChoice Group	45,892	302,564
	Naspers Ltd., Class N	48,561	14,989,911
	Nedbank Group Ltd.	421,077	5,746,200
	NEPI Rockcastle NV	512,113	3,914,792
		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	154,680	$1,776,777
	Old Mutual Ltd. (OMU SJ)	2,046,556	1,435,323
	OUTsurance Group Ltd.	716,570	3,036,262
Ω	Pepkor Holdings Ltd.	2,534,020	3,805,480
	Sanlam Ltd.	1,296,173	6,238,018
# *	Sasol Ltd. (SSL US), Sponsored ADR	82,188	420,803
	Shoprite Holdings Ltd.	353,663	5,141,409
*	Sibanye Stillwater Ltd. (SBSW US), ADR	128,298	1,072,571
	Standard Bank Group Ltd.	976,777	12,568,652
	Tiger Brands Ltd.	10,967	182,970
	Valterra Platinum Ltd.	71,511	3,211,553
	Vodacom Group Ltd.	426,700	3,248,548
	Woolworths Holdings Ltd.	23,464	64,286
TOTAL SOUTH AFRICA			167,749,943
SOUTH KOREA — (12.2%)
# *	ABLBio, Inc.	5,576	290,649
*	Alteogen, Inc.	12,411	4,003,754
	Amorepacific Corp.	13,976	1,346,769
	Amorepacific Holdings Corp.	4,342	96,507
	BGF retail Co. Ltd.	2,183	176,830
	BNK Financial Group, Inc.	280,250	2,935,049
	Celltrion, Inc.	43,069	5,521,574
	Cheil Worldwide, Inc.	45,078	643,986
#	CJ CheilJedang Corp.	9,559	1,721,245
#	CJ Corp.	21,100	2,345,503
	CJ Logistics Corp.	738	47,072
#	Classys, Inc.	17,370	718,697
	Cosmax, Inc.	5,922	1,066,405
#	Coway Co. Ltd.	62,794	4,897,659
	DB HiTek Co. Ltd.	1,795	58,545
	DB Insurance Co. Ltd.	61,996	5,698,330
#	Dongsuh Cos., Inc.	20,637	440,334
#	Doosan Bobcat, Inc.	62,204	2,465,961
	Doosan Co. Ltd.	7,182	3,068,917
*	Doosan Enerbility Co. Ltd.	311,807	14,607,718
# *	Ecopro BM Co. Ltd.	16,300	1,289,457
#	Ecopro Co. Ltd.	53,107	1,867,181
	E-MART, Inc.	15,473	992,133
#	F&F Co. Ltd.	10,965	549,487
#	GS Holdings Corp. (078930 KS)	55,047	1,947,757

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GS P&L Co. Ltd.	6,432	$177,705
	Hana Financial Group, Inc.	312,933	19,132,438
#	Hanjin Kal Corp.	15,924	1,245,740
	Hankook Tire & Technology Co. Ltd.	87,516	2,791,515
#	Hanmi Pharm Co. Ltd.	5,922	1,185,272
	Hanmi Science Co. Ltd.	1,338	48,599
#	Hanmi Semiconductor Co. Ltd.	31,164	2,021,320
	Hanwha Aerospace Co. Ltd.	19,693	14,050,013
	Hanwha Corp.	13,652	975,039
*	Hanwha Engine	16,299	404,781
*	Hanwha Life Insurance Co. Ltd.	278,753	695,878
*	Hanwha Ocean Co. Ltd.	25,539	2,053,032
#	Hanwha Solutions Corp.	92,221	2,018,912
#	Hanwha Systems Co. Ltd.	48,082	2,045,911
# *	Hanwha Vision Co. Ltd.	23,871	1,049,149
#	HD Hyundai Co. Ltd.	57,776	5,911,844
	HD Hyundai Electric Co. Ltd.	17,979	6,398,045
	HD Hyundai Heavy Industries Co. Ltd.	7,484	2,626,580
	HD Hyundai Infracore Co. Ltd.	68,158	752,249
	HD Hyundai Mipo	14,867	2,262,381
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,669	8,138,369
#	HL Mando Co. Ltd.	6,273	155,925
# *	HLB Life Science Co. Ltd.	3,810	12,928
*	HLB, Inc.	40,235	1,387,557
#	HMM Co. Ltd.	214,357	3,603,933
*	Hugel, Inc.	5,376	1,297,652
	HYBE Co. Ltd.	5,813	1,080,414
#	Hyosung Heavy Industries Corp.	2,938	2,561,115
	Hyundai Autoever Corp.	6,387	703,597
	Hyundai Elevator Co. Ltd.	15,545	948,805
	Hyundai Engineering & Construction Co. Ltd.	68,357	3,308,189
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	51,970	$5,489,752
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,904	54,811
	Hyundai Mobis Co. Ltd.	35,390	7,467,984
	Hyundai Motor Co.	81,301	12,368,100
#	Hyundai Rotem Co. Ltd.	66,286	9,582,184
#	Hyundai Steel Co.	77,199	1,964,851
	Industrial Bank of Korea	337,145	4,703,662
#	IsuPetasys Co. Ltd.	38,208	1,761,270
	JB Financial Group Co. Ltd.	154,394	2,562,496
#	JYP Entertainment Corp.	22,204	1,156,823
	Kakao Corp.	91,220	3,783,656
#	KakaoBank Corp.	52,327	1,052,180
# *	Kakaopay Corp.	15,546	711,986
#	Kangwon Land, Inc.	59,793	802,614
	KB Financial Group, Inc. (105560 KS)	261,915	20,808,641
#	KCC Corp.	4,017	1,065,620
#	KEPCO Engineering & Construction Co., Inc.	7,306	482,559
	KEPCO Plant Service & Engineering Co. Ltd.	6,212	232,459
	Kia Corp.	207,178	15,159,372
#	KIWOOM Securities Co. Ltd.	22,468	3,464,659
	Kolmar Korea Co. Ltd.	3,316	231,449
#	Korea Aerospace Industries Ltd.	66,357	4,493,710
	Korea Electric Power Corp. (015760 KS)	174,992	4,833,602
	Korea Gas Corp.	24,489	754,229
	Korea Investment Holdings Co. Ltd.	51,532	5,275,537
	Korean Air Lines Co. Ltd.	201,280	3,407,746
# *	Krafton, Inc.	20,546	4,837,673
	KT Corp. (KT US), Sponsored ADR	82,100	1,657,599
	KT&G Corp.	70,376	6,595,907
#	Kumho Petrochemical Co. Ltd.	17,000	1,488,114
#	LEENO Industrial, Inc.	52,813	1,793,677
	LG Chem Ltd.	33,929	7,294,899
	LG Corp.	66,092	3,752,354

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	124,130	$961,091
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,138,192
	LG Electronics, Inc.	149,323	8,264,918
*	LG Energy Solution Ltd.	5,935	1,622,415
#	LG H&H Co. Ltd.	7,321	1,659,497
#	LG Innotek Co. Ltd.	15,931	1,777,508
	LG Uplus Corp.	259,247	2,728,988
	LIG Nex1 Co. Ltd.	12,128	5,461,235
# *	LigaChem Biosciences, Inc.	11,496	1,100,076
	Lotte Chemical Corp.	14,982	713,321
#	Lotte Corp.	27,178	548,002
	Lotte Shopping Co. Ltd.	3,130	161,082
#	LS Corp.	22,166	2,733,939
#	LS Electric Co. Ltd.	21,572	4,761,214
#	Macquarie Korea Infrastructure Fund	364,694	3,099,411
#	Meritz Financial Group, Inc.	90,010	7,475,127
#	Mirae Asset Securities Co. Ltd.	214,254	2,924,382
#	Misto Holdings Corp.	21,417	551,376
	NAVER Corp.	30,019	5,052,051
	NCSoft Corp.	7,985	1,108,648
Ω	Netmarble Corp.	20,685	883,384
#	NH Investment & Securities Co. Ltd.	170,869	2,477,095
	NongShim Co. Ltd.	1,585	439,824
#	Orion Corp.	21,367	1,706,074
*	Pearl Abyss Corp.	15,690	438,861
*	Peptron, Inc.	3,933	821,236
	PharmaResearch Co. Ltd.	3,718	1,479,903
#	Poongsan Corp.	3,058	352,708
#	Posco DX Co. Ltd.	41,257	705,498
# *	POSCO Future M Co. Ltd.	8,797	894,912
#	POSCO Holdings, Inc. (005490 KS)	38,111	8,380,961
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	140,917
#	Posco International Corp.	43,584	1,523,834
# *	Rainbow Robotics	4,141	816,313
	S-1 Corp.	17,230	918,230
	Sam Chun Dang Pharm Co. Ltd.	7,088	1,041,964
* Ω	Samsung Biologics Co. Ltd.	6,812	5,204,556
	Samsung C&T Corp.	47,734	5,758,886
#	Samsung Card Co. Ltd. (029780 KS)	30,927	1,107,185
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	36,362	$3,863,363
	Samsung Electronics Co. Ltd. (005930 KS)	3,188,235	162,485,011
	Samsung Engineering Co. Ltd.	163,107	3,092,860
	Samsung Fire & Marine Insurance Co. Ltd.	30,004	9,471,943
# *	Samsung Heavy Industries Co. Ltd.	308,492	4,210,737
	Samsung Life Insurance Co. Ltd.	52,083	4,701,243
#	Samsung SDI Co. Ltd.	41,058	5,891,665
	Samsung SDS Co. Ltd.	24,780	2,838,993
	Samsung Securities Co. Ltd.	110,803	5,617,096
	Samyang Foods Co. Ltd.	3,294	3,403,803
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	14,201,400
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	27,159	1,322,643
	Shinsegae, Inc.	1,464	180,878
*	Silicon2 Co. Ltd.	17,440	646,301
# *	SK Biopharmaceuticals Co. Ltd.	20,499	1,443,692
# *	SK Bioscience Co. Ltd.	14,057	459,932
	SK Hynix, Inc.	350,913	68,012,488
#	SK Innovation Co. Ltd.	35,834	2,772,524
	SK Telecom Co. Ltd. (017670 KS)	46,340	1,871,741
	SK, Inc.	33,351	4,840,246
*	SKC Co. Ltd.	10,347	744,561
	SM Entertainment Co. Ltd.	5,222	498,731
#	S-Oil Corp.	38,378	1,731,117
# *	Taihan Electric Wire Co. Ltd.	43,396	487,038
#	Woori Financial Group, Inc. (316140 KS)	728,196	12,920,511
	Youngone Corp.	16,812	730,755
#	Yuhan Corp.	26,467	2,228,652
TOTAL SOUTH KOREA			700,539,319

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (19.9%)
#	Accton Technology Corp.	314,000	$9,273,735
	Acer, Inc.	3,398,811	3,631,158
	Advanced Energy Solution Holding Co. Ltd.	21,000	865,515
	Advantech Co. Ltd.	219,089	2,437,111
	Airoha Technology Corp.	23,000	424,191
	Airtac International Group	116,602	3,316,337
	Alchip Technologies Ltd.	62,000	7,925,892
	ASE Technology Holding Co. Ltd.	2,243,782	10,880,963
	Asia Cement Corp.	2,725,758	3,684,594
	Asia Vital Components Co. Ltd.	173,000	5,258,207
#	ASMedia Technology, Inc.	22,000	1,384,165
	ASPEED Technology, Inc.	31,300	4,740,095
	Asustek Computer, Inc.	553,180	12,143,079
	AUO Corp. (2409 TT)	7,603,498	3,031,297
	Bizlink Holding, Inc.	145,950	4,389,688
#	Bora Pharmaceuticals Co. Ltd.	54,255	1,478,564
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,612,951
	Capital Securities Corp.	127,000	85,877
#	Catcher Technology Co. Ltd.	708,429	5,003,013
	Cathay Financial Holding Co. Ltd.	4,474,393	9,068,860
	Chailease Holding Co. Ltd.	1,463,651	5,650,647
	Chang Hwa Commercial Bank Ltd.	5,399,570	3,335,144
	Cheng Shin Rubber Industry Co. Ltd.	2,083,965	2,787,686
	Chicony Electronics Co. Ltd.	810,497	3,534,127
	China Airlines Ltd.	5,039,536	3,453,279
	China Steel Corp.	9,023,932	5,860,162
	Chipbond Technology Corp.	47,000	87,866
	Chroma ATE, Inc.	351,000	5,026,068
		Shares	Value»
TAIWAN — (Continued)
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	530,000	$2,904,626
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,442,000	6,231,284
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,824,387
#	Compal Electronics, Inc.	5,016,541	4,909,199
	Compeq Manufacturing Co. Ltd.	1,260,000	2,738,511
	CTBC Financial Holding Co. Ltd.	10,445,175	14,352,680
	Delta Electronics, Inc.	1,173,486	22,106,242
	E Ink Holdings, Inc.	569,000	3,874,442
	E.Sun Financial Holding Co. Ltd.	10,620,602	11,358,663
# *	Eclat Textile Co. Ltd.	171,402	2,292,730
	Elite Material Co. Ltd.	201,000	7,367,978
	eMemory Technology, Inc.	70,000	4,738,618
#	Eva Airways Corp.	4,456,758	5,619,526
	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,897,750
#	Far Eastern International Bank	1,294,809	580,779
	Far Eastern New Century Corp.	3,702,085	3,548,241
	Far EasTone Telecommunications Co. Ltd.	1,905,000	5,195,695
#	Feng TAY Enterprise Co. Ltd.	471,666	1,865,267
	First Financial Holding Co. Ltd.	9,701,863	9,583,832
#	Formosa Chemicals & Fibre Corp.	2,937,518	2,821,089
	Formosa Petrochemical Corp.	651,000	951,252
#	Formosa Plastics Corp.	3,382,153	4,811,089
#	Fortune Electric Co. Ltd.	125,620	2,764,771
	Foxconn Technology Co. Ltd.	1,025,627	2,205,335
#	Fubon Financial Holding Co. Ltd.	3,800,252	10,430,433
#	Getac Holdings Corp.	429,000	1,682,491

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Giant Manufacturing Co. Ltd.	55,810	$213,762
#	Gigabyte Technology Co. Ltd.	435,000	3,946,605
	Global Unichip Corp.	69,000	2,763,262
#	Globalwafers Co. Ltd.	282,000	3,200,985
	Gold Circuit Electronics Ltd.	370,000	4,582,972
	Great Wall Enterprise Co. Ltd.	158,000	322,178
#	Highwealth Construction Corp.	1,379,444	1,884,870
	Hiwin Technologies Corp.	331,291	2,325,651
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	33,755,843
	Hotai Motor Co. Ltd.	207,960	3,825,554
	Hua Nan Financial Holdings Co. Ltd.	7,488,645	7,175,545
#	Innolux Corp.	6,766,372	2,595,109
#	International Games System Co. Ltd.	284,000	7,425,942
	Inventec Corp.	2,220,550	3,279,585
	Jentech Precision Industrial Co. Ltd.	50,000	2,378,877
	Jinan Acetate Chemical Co. Ltd.	596,570	1,587,779
#	JSL Construction & Development Co. Ltd.	89,180	233,473
	KGI Financial Holding Co. Ltd.	13,094,045	6,632,858
	King Slide Works Co. Ltd.	33,000	2,905,637
	King Yuan Electronics Co. Ltd.	1,491,000	5,832,300
*	King's Town Bank Co. Ltd.	329,000	593,237
	L&K Engineering Co. Ltd.	24,000	258,405
	Largan Precision Co. Ltd. (3008 TT)	69,860	5,479,339
	Lien Hwa Industrial Holdings Corp.	1,050,859	1,588,848
	Lite-On Technology Corp.	1,515,410	5,991,167
	Lotes Co. Ltd.	90,700	4,241,121
	Lotus Pharmaceutical Co. Ltd.	8,000	57,939
	Makalot Industrial Co. Ltd.	33,020	290,406
	MediaTek, Inc.	702,995	31,834,822
	Mega Financial Holding Co. Ltd.	5,568,541	7,921,223
		Shares	Value»
TAIWAN — (Continued)
	Micro-Star International Co. Ltd.	807,000	$3,855,302
# *	Mitac Holdings Corp.	320,000	810,322
	momo.com, Inc.	52,555	495,006
	MPI Corp.	42,000	1,459,770
#	Myson Century, Inc.	546,000	1,409,663
	Nan Ya Plastics Corp.	4,051,599	5,525,965
*	Nanya Technology Corp.	1,217,010	1,791,649
	Nien Made Enterprise Co. Ltd.	214,000	3,054,788
#	Novatek Microelectronics Corp.	568,000	8,976,487
	Pegatron Corp.	1,854,345	4,936,582
*	PharmaEssentia Corp.	159,869	2,639,306
	Phison Electronics Corp.	169,000	2,966,756
#	Pou Chen Corp.	2,506,487	2,357,124
#	Powertech Technology, Inc.	902,819	3,771,013
#	President Chain Store Corp.	420,831	3,606,303
	Qisda Corp.	834,000	719,223
	Quanta Computer, Inc.	1,628,000	15,163,449
	Radiant Opto-Electronics Corp.	307,000	1,411,136
	Realtek Semiconductor Corp.	248,950	4,760,139
#	Ruentex Development Co. Ltd.	1,695,101	1,692,096
	Ruentex Industries Ltd.	56,214	97,744
	Sakura Development Co. Ltd.	49,000	106,595
	Sanyang Motor Co. Ltd.	91,000	188,252
	Shanghai Commercial & Savings Bank Ltd.	3,253,718	4,671,183
#	Shihlin Electric & Engineering Corp.	191,000	1,129,473
	Silergy Corp.	235,000	2,527,797
	Simplo Technology Co. Ltd.	213,000	2,908,186
	Sino-American Silicon Products, Inc.	128,000	429,125
	SinoPac Financial Holdings Co. Ltd.	9,634,006	7,949,104

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
# *	Starlux Airlines Co. Ltd.	1,093,000	$939,480
	Synnex Technology International Corp.	1,370,343	3,036,920
	TA Chen Stainless Pipe	1,965,787	2,576,818
	Taichung Commercial Bank Co. Ltd.	3,677,151	2,732,342
#	Taishin Financial Holding Co. Ltd.	21,572,399	11,773,895
	Taiwan Business Bank	8,436,964	4,533,136
	Taiwan Cooperative Financial Holding Co. Ltd.	7,644,595	6,488,338
	Taiwan FamilyMart Co. Ltd.	17,000	117,798
	Taiwan Fertilizer Co. Ltd.	107,000	185,846
# *	Taiwan Glass Industry Corp.	143,375	113,996
	Taiwan High Speed Rail Corp.	1,649,000	1,502,813
	Taiwan Mobile Co. Ltd.	1,824,300	6,431,204
	Taiwan Secom Co. Ltd.	106,670	403,847
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,384,808	476,805,849
	Tatung Co. Ltd.	1,660,600	1,976,842
	TCC Group Holdings Co. Ltd.	5,824,701	4,724,833
	Teco Electric & Machinery Co. Ltd.	1,557,000	2,643,187
	Tong Yang Industry Co. Ltd.	286,000	998,895
	Tripod Technology Corp.	561,870	5,229,500
	Unimicron Technology Corp.	1,269,000	5,760,364
	Union Bank of Taiwan	1,040,370	578,229
	Uni-President Enterprises Corp.	4,692,033	12,383,509
	United Integrated Services Co. Ltd.	170,000	4,463,215
	United Microelectronics Corp. (2303 TT)	8,414,000	11,659,051
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	404,121
		Shares	Value»
TAIWAN — (Continued)
	Vanguard International Semiconductor Corp.	1,078,126	$3,341,233
	VisEra Technologies Co. Ltd.	38,000	281,218
	Voltronic Power Technology Corp.	75,224	2,954,764
	Walsin Lihwa Corp.	3,142,952	2,348,823
	Walsin Technology Corp.	120,000	337,602
#	Wan Hai Lines Ltd.	886,747	2,622,478
# *	Winbond Electronics Corp.	3,826,591	2,196,161
* ††	Wintek Corp.	604,760	0
	Wistron Corp.	2,463,699	10,026,912
	Wiwynn Corp.	75,000	6,844,990
	WNC Corp.	21,172	82,993
	WPG Holdings Ltd.	1,741,039	3,857,729
	WT Microelectronics Co. Ltd.	352,945	1,618,593
	Yageo Corp.	341,634	6,003,069
	Yang Ming Marine Transport Corp.	2,002,000	4,061,482
	Yuanta Financial Holding Co. Ltd.	9,037,882	9,374,837
	Yulon Finance Corp.	100,023	334,996
	Yulon Motor Co. Ltd.	26,496	28,901
#	Zhen Ding Technology Holding Ltd.	936,700	3,906,663
TOTAL TAIWAN			1,142,249,485
THAILAND — (1.4%)
	Advanced Info Service PCL	616,200	5,486,971
	AEON Thana Sinsap Thailand PCL	11,000	33,239
	Airports of Thailand PCL	1,758,100	2,205,695
	Asset World Corp. PCL	5,294,800	340,241
#	Bangchak Corp. PCL	1,037,800	1,079,719
	Bangkok Bank PCL (BBLF TB)	529,400	2,397,528
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	573,794
	Bangkok Dusit Medical Services PCL, Class F	4,395,800	2,891,974
	Bangkok Expressway & Metro PCL	5,243,799	890,547
	Banpu PCL	6,681,366	1,032,463
#	Berli Jucker PCL	898,500	527,883
	Betagro PCL	191,100	103,503
# *	BTS Group Holdings PCL	9,295,200	1,001,197

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Bumrungrad Hospital PCL	425,400	$2,212,913
#	Cal-Comp Electronics Thailand PCL, Class F	2,252,900	458,439
#	Carabao Group PCL	273,600	462,558
	Central Pattana PCL	1,131,300	1,808,765
	Central Plaza Hotel PCL	25,800	22,500
	Central Retail Corp. PCL	1,472,650	968,849
	Charoen Pokphand Foods PCL	3,550,823	2,477,318
	Com7 PCL	942,000	628,384
	CP ALL PCL	2,232,500	3,227,834
	CP Axtra PCL	548,881	345,990
	Delta Electronics Thailand PCL	1,271,300	5,679,614
	Electricity Generating PCL	203,700	688,765
	Global Power Synergy PCL	529,000	542,274
*	Gulf Development PCL	1,894,125	2,738,600
#	Home Product Center PCL	4,362,113	954,379
	Indorama Ventures PCL	1,172,600	828,857
	I-TAIL Corp. PCL	436,200	196,210
	Kasikornbank PCL (KBANKF TB)	220,900	1,095,037
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	27,264
#	Kiatnakin Phatra Bank PCL	230,987	390,515
	Krung Thai Bank PCL	1,463,187	985,010
	Krungthai Card PCL	614,800	536,163
#	Land & Houses PCL (LHF TB)	2,849,400	333,069
	MBK PCL	573,304	296,476
	Minor International PCL	2,962,683	2,266,434
	Muangthai Capital PCL	811,400	937,281
	Osotspa PCL	947,300	518,870
	PTT Exploration & Production PCL	1,146,255	4,419,465
	PTT Global Chemical PCL	1,386,625	1,005,600
#	PTT Oil & Retail Business PCL	2,005,300	852,927
	PTT PCL	6,050,800	6,156,337
#	Ratch Group PCL	903,700	732,804
	SCB X PCL	397,466	1,538,539
	SCG Packaging PCL	997,801	570,957
		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	418,300	$2,572,775
	Supalai PCL	128,900	61,531
	Thai Life Insurance PCL	1,233,000	381,068
	Thai Oil PCL	1,118,117	1,180,387
	Thai Union Group PCL	2,083,040	707,520
	Thanachart Capital PCL	314,900	474,566
	TIDLOR Holdings PCL	1,462,949	783,403
	Tisco Financial Group PCL (TISCO/F TB)	211,200	641,420
#	TMBThanachart Bank PCL	19,015,797	1,123,026
*	True Corp. PCL	9,142,286	2,909,418
	TTW PCL	725,128	198,589
	WHA Corp. PCL	6,290,600	689,117
TOTAL THAILAND			77,192,571
TURKEY — (0.7%)
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	212,722	154,492
	Akbank TAS	2,245,240	3,722,513
*	Aksa Enerji Uretim AS	237,721	232,645
	Anadolu Anonim Turk Sigorta Sirketi	31,679	77,528
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,083,112	776,535
*	Arcelik AS	54,843	168,741
#	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	1,789,246
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	189,045	486,207
#	BIM Birlesik Magazalar AS	180,046	2,351,561
	Borusan Yatirim ve Pazarlama AS	2,805	144,121
#	Cimsa Cimento Sanayi VE Ticaret AS	189,188	240,143
	Coca-Cola Icecek AS	700,396	874,141
	Dogus Otomotiv Servis ve Ticaret AS	9,274	41,976
Ω	Enerjisa Enerji AS	183,384	292,119
	Enerya Enerji AS	357,491	75,375
#	Enka Insaat ve Sanayi AS	704,100	1,202,325

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
# *	Eregli Demir ve Celik Fabrikalari TAS	1,899,986	$1,245,996
	Ford Otomotiv Sanayi AS	277,265	648,991
	Grainturk Tarim AS	7,618	86,496
*	Gubre Fabrikalari TAS	23,608	144,339
	Is Yatirim Menkul Degerler AS	434,732	447,599
	Kiler Holding AS	19,833	30,363
	KOC Holding AS	416,257	1,833,770
#	Migros Ticaret AS	42,810	552,086
* Ω	MLP Saglik Hizmetleri AS	23,144	217,500
# *	Otokar Otomotiv Ve Savunma Sanayi AS	18,649	253,396
# *	Oyak Cimento Fabrikalari AS	780,529	458,765
*	Pegasus Hava Tasimaciligi AS	297,211	1,840,926
# *	Petkim Petrokimya Holding AS	817,315	343,747
*	Sasa Polyester Sanayi AS	2,735,269	209,895
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	59,652	150,114
*	TAV Havalimanlari Holding AS	174,734	1,055,837
*	Tekfen Holding AS	17,366	46,118
#	Tofas Turk Otomobil Fabrikasi AS	74,745	423,745
# *	Turk Altin Isletmeleri AS	299,082	168,031
	Turk Hava Yollari AO	406,931	2,880,921
*	Turk Telekomunikasyon AS	415,703	557,244
	Turk Traktor ve Ziraat Makineleri AS	16,058	233,390
	Turkcell Iletisim Hizmetleri AS	895,045	2,051,970
	Turkiye Garanti Bankasi AS	391,168	1,371,402
	Turkiye Is Bankasi AS, Class C	6,047,170	2,201,417
#	Turkiye Petrol Rafinerileri AS	588,011	2,442,970
	Turkiye Sigorta AS	1,586,722	386,375
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	878,950
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,926,733	1,363,976
		Shares	Value»
TURKEY — (Continued)
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	$7,464
*	Yapi ve Kredi Bankasi AS	2,781,837	2,300,640
	Ziraat Gayrimenkul Yatirim Ortakligi AS	376,692	224,111
TOTAL TURKEY			39,688,212
UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Commercial Bank PJSC	2,223,951	9,841,193
	Abu Dhabi Islamic Bank PJSC	1,529,094	10,039,957
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	2,792,227
	ADNOC Drilling Co. PJSC	2,163,825	3,439,984
	ADNOC Logistics & Services	484,366	614,055
	Agility Global PLC	843,647	270,715
	Aldar Properties PJSC	1,849,602	4,779,622
	Alpha Dhabi Holding PJSC	288,116	975,234
	Dubai Electricity & Water Authority PJSC	3,836,233	2,888,483
	Dubai Islamic Bank PJSC	3,383,585	9,176,490
	Emaar Development PJSC	752,538	3,071,063
	Emaar Properties PJSC	5,060,909	20,958,745
	Emirates Integrated Telecommunications Co. PJSC	440,119	1,197,213
	Emirates NBD Bank PJSC	1,924,678	14,006,346
	Emirates Telecommunications Group Co. PJSC	1,621,284	8,360,115
	First Abu Dhabi Bank PJSC	2,027,544	9,918,940
*	International Holding Co. PJSC	23,416	2,556,816
*	Modon Holding PSC	258,202	266,394
*	Multiply Group PJSC	399,219	298,257
	NMDC Group PJSC	22,496	152,748

The Emerging Markets Series
CONTINUED
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Salik Co. PJSC	1,663,613	$2,895,375
TOTAL UNITED ARAB EMIRATES		108,499,972
TOTAL COMMON STOCKS		5,639,031,988
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Banco Bradesco SA, 8.012%	2,216,238	6,146,597
Centrais Eletricas Brasileiras SA, 4.729%	155,346	1,134,672
Cia Energetica de Minas Gerais, 18.528%	1,422,778	2,624,728
Cia Paranaense de Energia - Copel Class B, 6.890%	1,103,566	2,337,383
Energisa SA, 6.629%	639	999
Gerdau SA, 3.801%	536,935	1,614,770
Isa Energia Brasil SA, 10.895%	31,900	123,452
Itau Unibanco Holding SA, 7.121%	1,828,399	11,480,656
Petroleo Brasileiro SA - Petrobras, 10.499%	3,320,648	19,356,184
TOTAL BRAZIL		44,819,441
CHILE — (0.0%)
Embotelladora Andina SA, 6.042%	234,235	898,783
COLOMBIA — (0.0%)
Grupo Argos SA, 5.658%	51,488	143,921
Grupo Cibest SA, 9.878%	40,292	440,871
Grupo de Inversiones Suramericana SA, 3.840%	71,176	642,086
TOTAL COLOMBIA		1,226,878
	Shares	Value»

TAIWAN — (0.0%)
Taishin Financial Holding Co. Ltd.	2,690,628	$805,002
TOTAL PREFERRED STOCKS		47,750,104
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
* YTL Corp. Bhd. Warrants 06/02/2028	643,843	149,450
TOTAL INVESTMENT SECURITIES (Cost $2,683,030,205)		5,686,931,542

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	3,922,455	45,371,040
TOTAL INVESTMENTS — (100.0%)
(Cost $2,728,398,675)^^			$5,732,302,582

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
As of July 31, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	148	09/19/25	$45,114,470	$47,169,450	$2,054,980
Total Futures Contracts			$45,114,470	$47,169,450	$2,054,980
As of July 31, 2025, the value of Rule 144A securities amounted to $266,431,484 or 4.7% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$156,125,872	—	—	$156,125,872
Chile	24,286,725	—	—	24,286,725
China	177,214,369	$1,308,690,464	—	1,485,904,833
Colombia	6,936,027	—	—	6,936,027
Czech Republic	—	8,548,383	—	8,548,383
Egypt	234,157	2,841,052	—	3,075,209
Greece	—	38,361,980	—	38,361,980
Hungary	—	17,176,499	—	17,176,499
India	36,113,221	999,117,320	—	1,035,230,541
Indonesia	—	70,826,071	—	70,826,071
Kuwait	—	38,296,228	—	38,296,228
Malaysia	—	82,339,705	—	82,339,705
Mexico	102,083,477	—	—	102,083,477
Peru	8,112,297	—	—	8,112,297
Philippines	—	29,381,546	—	29,381,546
Poland	—	66,069,376	—	66,069,376
Qatar	—	45,895,102	—	45,895,102
Saudi Arabia	—	184,462,615	—	184,462,615
South Africa	27,653,462	140,096,481	—	167,749,943
South Korea	4,259,351	696,279,968	—	700,539,319
Taiwan	5,228,508	1,137,020,977	—	1,142,249,485
Thailand	601,058	76,591,513	—	77,192,571
Turkey	—	39,688,212	—	39,688,212
United Arab Emirates	—	108,499,972	—	108,499,972
Preferred Stocks
Brazil	44,819,441	—	—	44,819,441
Chile	898,783	—	—	898,783
Colombia	1,226,878	—	—	1,226,878
Taiwan	805,002	—	—	805,002
Rights/Warrants
Malaysia	—	149,450	—	149,450
Securities Lending Collateral	—	45,371,040	—	45,371,040
Total Investments in Securities	$596,598,628	$5,135,703,954	—˂˃	$5,732,302,582
Financial Instruments
Assets
Futures Contracts**	2,054,980	—	—	2,054,980
Total Financial Instruments	$2,054,980	—	—	$2,054,980
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2025, the Trust consisted of ten operational portfolios, of which three (the “Series”) are included in this document and are “Master Funds” in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,845,456
The DFA International Value Series	9,711,203
The Emerging Markets Series	2,840,193

OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.